UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 6718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	7/31
Date of reporting period:	01/31/10

FORM N-CSR

Item 1.	Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Inflation Adjusted
Securities Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Inflation Adjusted Securities Fund, covering the six-month period from August 1, 2009, through January 31, 2010.

Fixed-income markets during the reporting period were highlighted by a broad-based rebound in security prices, as global credit markets healed and a global economic recovery gained momentum.The “risk trade,” in which assets are shifted from conservative to more aggressive investments to take advantage of improving market conditions, profited the most in this more constructive environment. Consequently, the high yield and emerging market sovereign bond markets ranked among the fixed-income market leaders, while nominal U.S.Treasury securities and other traditional safe havens continued to lag on a relative performance basis.

We believe investors probably will need to be more selective in 2010 as the risk trade runs its course. Instead, investment success over the foreseeable future is more likely to be delivered through a selective security evaluation process that favors high-quality, actively managed investments. Of course, your financial advisor is best suited to help you navigate through this developing economic cycle and recommend appropriate ways for you to seek potential opportunities while maintaining your future goals within the appropriate level of risk you’re willing to accept.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
February 16, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2009, through January 31, 2010, as provided by Robert Bayston, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended January 31, 2010, Dreyfus Inflation Adjusted Securities Fund’s Institutional shares produced a total return of 6.51%, and the fund’s Investor shares returned 6.36%.1 In comparison, the fund’s benchmark, the Barclays Capital U.S. Treasury Inflation Protected Securities Index (the “Index”), produced a total return of 6.51% for the same period.2

Treasury Inflation Protected Securities (“TIPS”) fared relatively well over the reporting period when valuations rebounded from relatively low levels in the wake of a severe recession and banking crisis. Favorable supply-and-demand dynamics also supported relative performance in the TIPS market compared to nominal U.S. Treasury securities. The fund participated fully in the market rally, producing returns that were roughly in line with its benchmark.

The Fund’s Investment Approach

The fund seeks returns that exceed the rate of inflation.To pursue this goal, the fund normally invests at least 80% of its assets in inflation-indexed securities, which are fixed-income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.

The fund invests primarily in high-quality, U.S. dollar-denominated, inflation-indexed securities. To a limited extent, the fund may invest in foreign currency-denominated, inflation-protected securities and other fixed-income securities not adjusted for inflation, including U.S. government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities. The fund seeks to keep its average effective duration between two and 10 years, and the fund may invest in securities of any maturity without restriction.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

TIPS Rallied from Low Valuations

The reporting period began well after the wake of a global banking crisis and deep recession that had produced steep declines among the various fixed income markets and other long-term asset classes. Investor sentiment continued to improve as the stimulative efforts put forth by the Federal Reserve and U.S. government gained traction. The recovery was particularly impressive for high yield bonds, investment-grade corporate bonds, emerging market debt securities and certain mortgage- and asset-backed securities.

As a result, nominal U.S. Treasury securities gave back some of their earlier gains when investors turned to higher yielding fixed-income investments, but TIPS rallied as investors began to speculate that historically low interest rates and other economic stimuli might spark an acceleration of inflation sometime down the road. The rally was especially pronounced among TIPS with maturities of 10 years or less.

In addition, the TIPS market was supported by relatively low issuance volumes during the reporting period. Intensifying investor demand and a limited supply of newly issued TIPS put additional upward pressure on prices.

Security Selections Supported Relative Performance

The fund benefited early in the reporting period from a focus on TIPS that had fallen to low valuations during the recession.As these securities reached fuller valuations, we shifted our strategy to emphasize maturity ranges that we believed would benefit most from revived inflation concerns as the U.S. economy recovered. Our analyses led us to focus on TIPS with 10-year maturities, which gained significantly more value than their longer term counterparts.

In contrast, tactical management of the fund’s average duration had relatively little impact on performance during the reporting period. We mostly maintained the fund’s average duration in a range that was

4

in line with industry averages, but we occasionally moved to a modestly longer-than-average position to pursue opportunities stemming from market volatility.

Positioned for a Changing Market Environment

As of January 31, TIPS valuations have reached levels we consider somewhat richly valued. In addition, the U.S. Department of the Treasury has announced plans to increase the frequency and amount of TIPS issuance, including a new series of 30-year securities. Meanwhile, the Fed has repeatedly indicated that it intends to leave short-term interest rates at today’s low levels “for an extended period.”Therefore, we currently intend to maintain the fund’s generally neutral average duration, which should enable us to focus more on security selection opportunities as market conditions evolve. In our view, these are prudent strategies as a sub-par economic recovery continues to fuel volatility in the U.S. bond market.

February 16, 2010

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation, pursuant to an agreement in effect through December 1, 2009, at which time it was terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital U.S.Treasury Inflation Protected Securities Index is a
sub-index of the U.S.Treasury component of the Barclays Capital U.S. Government Index.
Securities in the Barclays Capital U.S.Treasury Inflation Protected Securities Index are dollar-
denominated, non-convertible, publicly issued, fixed-rate, investment-grade (Moody’s Baa3 or better) U.S.Treasury inflation notes, with at least one year to final maturity and at least $100 million par amount outstanding. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Inflation Adjusted Securities Fund from August 1, 2009 to January 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2010
	Investor Shares	Institutional Shares
Expenses paid per $1,000†	$ 3.38	$ 1.98
Ending value (after expenses)	$1,063.60	$1,065.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2010
	Investor Shares	Institutional Shares
Expenses paid per $1,000†	$ 3.31	$ 1.94
Ending value (after expenses)	$1,021.93	$1,023.29

† Expenses are equal to the fund’s annualized expense ratio of .65% for Investor shares and .38% for Institutional shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
January 31, 2010 (Unaudited)

	Principal
Bonds and Notes—98.3%	Amount ($)	Value ($)
U.S. Treasury Inflation Protected Securities:
0.63%, 4/15/13	2,655,749 [a]	2,726,501
1.38%, 7/15/18	887,770 [a,b]	906,497
1.63%, 1/15/15	5,273,515 [a,b]	5,549,141
1.75%, 1/15/28	1,672,780 [a,b]	1,636,188
1.88%, 7/15/15	4,765,350 [a,b]	5,084,776
1.88%, 7/15/19	4,771,701 [a]	5,047,939
2.00%, 1/15/14	4,791,826 [a,b]	5,123,511
2.00%, 7/15/14	6,467,762 [a]	6,936,170
2.00%, 1/15/16	5,394,857 [a,b]	5,780,924
2.00%, 1/15/26	5,952,878 [a,b]	6,097,979
2.38%, 4/15/11	4,008,358 [a,b]	4,159,922
2.38%, 1/15/17	1,431,988 [a]	1,569,928
2.38%, 1/15/25	2,471,894 [a,b]	2,664,818
2.38%, 1/15/27	1,314,002 [a,b]	1,410,088
2.50%, 7/15/16	6,694,501 [a]	7,398,990
2.50%, 1/15/29	4,206,396 [a]	4,598,117
2.63%, 7/15/17	4,102,824 [a,b]	4,582,342
3.00%, 7/15/12	7,080,194 [a]	7,675,929
3.38%, 1/15/12	1,510,606 [a]	1,625,908
3.63%, 4/15/28	5,738,912 [a,b]	7,214,891
3.88%, 4/15/29	3,888,319 [a,b]	5,090,051
Total Bonds and Notes
(cost $89,380,296)		92,880,610

Other Investment—2.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,322,000)	2,322,000 [c]	2,322,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—9.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $8,922,126)	8,922,126 [c]	8,922,126

Total Investments (cost $100,624,422)	110.2%	104,124,736
Liabilities, Less Cash and Receivables	(10.2%)	(9,629,327)
Net Assets	100.0%	94,495,409

a Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b Security, or portion thereof, on loan. At January 31, 2010, the total market value of the fund’s securities on loan is
$28,170,737 and the total market value of the collateral held by the fund is $33,549,763, consisting of cash collateral of $8,922,126 and U.S. Government and Agency securities valued at $24,627,637.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Government & Agencies	98.3	Money Market Investments	11.9
			110.2

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $28,170,737)—Note 1(b):
Unaffiliated issuers	89,380,296	92,880,610
Affiliated issuers	11,244,126	11,244,126
Cash		153,390
Receivable for investment securities sold		2,981,822
Receivable for shares of Common Stock subscribed		958,193
Dividends and interest receivable		213,647
Prepaid expenses		18,822
		108,450,610
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		41,059
Liability for securities on loan—Note 1(b)		8,922,126
Payable for investment securities purchased		4,925,466
Payable for shares of Common Stock redeemed		39,635
Accrued expenses		26,915
		13,955,201
Net Assets ($)		94,495,409
Composition of Net Assets ($):
Paid-in capital		92,225,009
Accumulated undistributed investment income—net		331,735
Accumulated net realized gain (loss) on investments		(1,561,649)
Accumulated gross unrealized appreciation on investments		3,500,314
Net Assets ($)		94,495,409

Net Asset Value Per Share
	Investor Shares	Institutional Shares
Net Assets ($)	42,779,378	51,716,031
Shares Outstanding	3,393,942	4,104,290
Net Asset Value Per Share ($)	12.60	12.60

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2010 (Unaudited)

Investment Income ($):
Income:
Interest	1,412,138
Income from securities lending—Note 1(b)	7,078
Dividends;
Affiliated issuers	376
Total Income	1,419,592
Expenses:
Management fee—Note 3(a)	117,268
Shareholder servicing costs—Note 3(b)	79,221
Auditing fees	19,184
Registration fees	16,162
Custodian fees—Note 3(b)	6,192
Prospectus and shareholders’ reports	5,856
Legal fees	1,035
Directors’ fees and expenses—Note 3(c)	817
Loan commitment fees—Note 2	345
Interest expense—Note 2	173
Miscellaneous	6,962
Total Expenses	253,215
Less—reduction in management fee due to undertaking—Note 3(a)	(46,265)
Less—reduction in fees due to earnings credits—Note 1(b)	(605)
Net Expenses	206,345
Investment Income—Net	1,213,247
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(69,308)
Net unrealized appreciation (depreciation) on investments	3,547,661
Net Realized and Unrealized Gain (Loss) on Investments	3,478,353
Net Increase in Net Assets Resulting from Operations	4,691,600

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2010	Year Ended
	(Unaudited)	July 31, 2009
Operations ($):
Investment income—net	1,213,247	372,684
Net realized gain (loss) on investments	(69,308)	(1,491,794)
Net unrealized appreciation
(depreciation) on investments	3,547,661	1,087,356
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,691,600	(31,754)
Dividends to Shareholders from ($):
Investment income—net:
Investor Shares	(442,668)	(378,508)
Institutional Shares	(438,347)	(219,791)
Net realized gain on investments:
Investor Shares	—	(217,001)
Institutional Shares	—	(125,345)
Total Dividends	(881,015)	(940,645)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	11,205,069	26,339,642
Institutional Shares	30,938,031	19,491,115
Dividends reinvested:
Investor Shares	425,411	587,130
Institutional Shares	145,108	277,721
Cost of shares redeemed:
Investor Shares	(11,552,045)	(12,547,868)
Institutional Shares	(5,610,909)	(8,611,199)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	25,550,665	25,536,541
Total Increase (Decrease) in Net Assets	29,361,250	24,564,142
Net Assets ($):
Beginning of Period	65,134,159	40,570,017
End of Period	94,495,409	65,134,159
Undistributed (distributions in excess of)
investment income—net	331,735	(497)

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	January 31, 2010	Year Ended
	(Unaudited)	July 31, 2009
Capital Share Transactions:
Investor Shares
Shares sold	906,438	2,236,422
Shares issued for dividends reinvested	34,055	49,400
Shares redeemed	(933,161)	(1,080,612)
Net Increase (Decrease) in Shares Outstanding	7,332	1,205,210
Institutional Shares
Shares sold	2,490,886	1,668,857
Shares issued for dividends reinvested	11,607	23,554
Shares redeemed	(450,918)	(756,913)
Net Increase (Decrease) in Shares Outstanding	2,051,575	935,498

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2010			Year Ended July 31,
Investor Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	11.98	12.30	11.67	11.69	12.34	12.25
Investment Operations:
Investment income—net[a]	.17	.08	.79	.21	.26	.25
Net realized and unrealized
gain (loss) on investments	.58	(.14)	.48	.27	(.06)	.40
Total from Investment Operations	.75	(.06)	1.27	.48	.20	.65
Distributions:
Dividends from investment
income—net	(.13)	(.16)	(.64)	(.50)	(.71)	(.56)
Dividends from net realized
gain on investments	—	(.10)	—	—	(.14)	—
Total Distributions	(.13)	(.26)	(.64)	(.50)	(.85)	(.56)
Net asset value, end of period	12.60	11.98	12.30	11.67	11.69	12.34
Total Return (%)	6.36[b]	(.54)	11.01	4.24	1.51	5.39
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.80[c]	.87	1.04	2.10	1.88	1.74
Ratio of net expenses
to average net assets	.65[c]	.55	.55	.53	.55	.55
Ratio of net investment income
to average net assets	2.77[c]	.73	6.39	1.83	2.18	2.00
Portfolio Turnover Rate	39.99[b]	77.13	90.18	18.17	60.82	118.91
Net Assets, end of period
($ x 1,000)	42,779	40,557	26,830	2,538	3,269	3,009

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
January 31, 2010			Year Ended July 31,
Institutional Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	11.97	12.30	11.66	11.68	12.35	12.25
Investment Operations:
Investment income—net[a]	.22	.11	.84	.24	.29	.28
Net realized and unrealized
gain (loss) on investments	.56	(.15)	.48	.26	(.07)	.41
Total from Investment Operations	.78	(.04)	1.32	.50	.22	.69
Distributions:
Dividends from investment
income—net	(.15)	(.19)	(.68)	(.52)	(.75)	(.59)
Dividends from net realized
gain on investments	—	(.10)	—	—	(.14)	—
Total Distributions	(.15)	(.29)	(.68)	(.52)	(.89)	(.59)
Net asset value, end of period	12.60	11.97	12.30	11.66	11.68	12.35
Total Return (%)	6.51[b]	(.30)	11.29	4.47	1.82	5.60
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.45[c]	.55	.77	1.83	1.63	1.49
Ratio of net expenses
to average net assets	.38[c]	.30	.30	.28	.30	.30
Ratio of net investment income
to average net assets	3.51[c]	.98	6.68	2.08	2.43	2.26
Portfolio Turnover Rate	39.99[b]	77.13	90.18	18.17	60.82	118.91
Net Assets, end of period
($ x 1,000)	51,716	24,577	13,740	2,693	3,463	3,405

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Inflation Adjusted Securities Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective seeks returns that exceed the rate of inflation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 500 million shares of $.001 par value Common Stock in each of the following classes of shares: Investor and Institutional. Investor shares are subject to a shareholder services plan. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, the minimum initial investment and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures and options transactions, are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, and are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized

16

cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
U.S. Treasury	—	92,880,610	—	92,880,610
Mutual Funds	11,244,126	—	—	11,244,126

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecur-ring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash man-

18

agement fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended January 31, 2010, The Bank of New York Mellon earned $3,811 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended July 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $47,768 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to July 31, 2009. If not applied, the carryover expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2009 was as follows: ordinary income $940,645. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

20

The average amount of borrowings outstanding under the Facilities during the period ended January 31, 2010, was approximately $24,500 with a related weighted average annualized interest rate of 1.40%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .30% of the value of the fund’s average daily net assets and is payable monthly. The Manager had undertaken from August 1, 2009 through December 1, 2009, that if, the aggregate expenses of the fund (exclusive of taxes, brokerage fees, interest expense, commitment fees on borrowings, shareholder services plan fees and extraordinary expenses) exceeded an annual rate of .30% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager would bear, such excess expense. The reduction in management fee, pursuant to the undertaking, amounted to $46,265 during the period ended January 31, 2010.

(b) Under the Investor Shares Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of Investor Shares average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2010, Investor Shares were charged $53,539 pursuant to the Shareholder Services Plan.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended January 31, 2010, the fund was charged $8,660 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended January 31, 2010, the fund was charged $605 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2010, the fund was charged $6,192 pursuant to the custody agreement.

During the period ended January 31, 2010, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $22,821, shareholder services plan fees $9,093, custodian fees $1,516, chief compliance officer fees $5,568 and transfer agency per account fees $2,061.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended January 31, 2010, amounted to $54,766,576 and $30,871,855, respectively.

22

The fund may invest in shares of certain affiliated investment companies also advised or managed by the adviser. Investments in affiliated investment companies for the period ended January 31, 2010 were as follows:

Affiliated
Investment	Value			Value	% of Net
Company	7/31/2009 ($)	Purchases ($)	Sales ($)	1/31/2010 ($)	Assets
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	57,000	29,304,000	27,039,000	2,322,000	2.5
Dreyfus
Institutional
Cash
Advantage
Plus Fund	25,842,012	20,103,372	37,023,258	8,922,126	9.4
Total	25,899,012	49,407,372	64,062,258	11,244,126	11.9

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended January 31, 2010. These disclosures did not impact the notes to the financial statements.

At January 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 23

NOTES

Dreyfus Intermediate Term Income Fund

SEMIANNUAL REPORT January 31, 2010

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
32	Statement of Financial Futures
33	Statement of Options Written
34	Statement of Assets and Liabilities
35	Statement of Operations
36	Statement of Changes in Net Assets
38	Financial Highlights
42	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Intermediate
Term Income Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Intermediate Term Income Fund,covering the six-month period from August 1,2009, through January 31, 2010.

Fixed-income markets during the reporting period were highlighted by a broad-based rebound in security prices, as global credit markets healed and a global economic recovery gained momentum.The “risk trade,” in which assets are shifted from conservative to more aggressive investments to take advantage of improving market conditions, profited the most in this more constructive environment. Consequently, the high yield and emerging market sovereign bond markets ranked among the fixed-income market leaders, while nominal U.S.Treasury securities and other traditional safe havens continued to lag on a relative performance basis.

We believe investors probably will need to be more selective in 2010 as the risk trade runs its course. Instead, investment success over the foreseeable future is more likely to be delivered through a selective security evaluation process that favors high-quality, actively managed investments. Of course, your financial advisor is best suited to help you navigate through this developing economic cycle and recommend appropriate ways for you to seek potential opportunities while maintaining your future goals within the appropriate level of risk you’re willing to accept.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
February 16, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2009, through January 31, 2010, as provided by Kent Wosepka, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended January 31, 2010, Dreyfus Intermediate Term Income Fund’s Class A shares produced a total return of 7.88%, Class B shares returned 7.64%, Class C shares returned 7.45% and Class I shares returned 8.03%.1 In comparison, the fund’s benchmark, the Barclays Capital U.S. Aggregate Bond Index, achieved a total return of 3.87% for the same period.2

Higher yielding sectors of the U.S. bond market continued to rally during the reporting period as credit markets thawed and the U.S. economy gradually recovered.The fund produced higher returns than its benchmark over the reporting period, primarily due to its overweight exposure to investment-grade corporate bonds, high yield bonds, commercial mortgages and asset-backed securities.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income.To pursue this goal, the fund normally invests at least 80% of its assets in fixed-income securities of U.S. and foreign issuers rated at least investment grade or the unrated equivalent as determined by Dreyfus. These securities include: U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities and foreign bonds. Typically, the fund can be expected to have an average effective maturity ranging from five to 10 years, and an average effective duration ranging between three and eight years. For additional yield, the fund may invest up to 20% of its assets in fixed-income securities rated below investment grade.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Bond Market Rallied as the U.S. Economy Recovered

The reporting period began well after the wake of a global banking crisis and deep recession that had produced steep declines among the various fixed income markets and other long-term asset classes.

Investor sentiment continued to improve as the stimulative efforts put forth by the Federal Reserve and U.S. government gained traction. The recovery was particularly impressive for high yield bonds, investment-grade corporate bonds, emerging market debt securities and certain mortgage- and asset-backed securities.Within the U.S.Treasury market, short- and intermediate-term bonds generally rallied while long-term bonds lost a modest degree of value, on average, due to a revival of concerns regarding potential inflation down the road.

Sector Allocation Strategy Produced Strong Results

The fund benefited in this environment from its underweight exposure to U.S.Treasury securities and overweight positions in investment-grade corporate bonds, high yield bonds, commercial mortgage-backed securities and asset-backed securities.The fund’s holdings in the investment-grade corporate sector were broadly diversified across industry groups to mitigate some of the risk inherent in an emphasis on bonds rated “triple-B,” the lowest and top-performing investment-grade credit tier during the reporting period. The fund received particularly strong results from bonds issued by electric utilities and recovering banks.The fund’s holdings of high yield bonds emphasized issuers in non-cyclical industry groups, including the health care and utilities industry sectors. We focused on high yield issuers that we believed had sound underlying assets.The fund’s positions in commercial mortgages focused on AAA-rated securities that were independently evaluated by our credit analysts. The fund also benefited from high-quality asset-backed securities backed by automobile loans and credit card receivables.

In order to balance an underweight position in U.S. Treasury securities, we generally maintained the fund’s average duration in a range that was slightly longer than that of the benchmark. In addition, the fund benefited from a mild emphasis on bonds with maturities in the five-year range, where the rally was relatively robust.

Maintaining a Disciplined Approach to Security Selection

As of the reporting period’s end, we believe that higher yielding bonds have room for further gains while a sub-par U.S. economic recovery continues to gain momentum. However, we are aware that the bulk of the bond market rally probably is behind us, and we expect the Fed to pare back some of its remedial programs in 2010.Therefore, we believe that security selection will become a more critical determinant of fund performance over the foreseeable future, an environment to which our research-intensive approach may be particularly well suited. As market conditions change, we are prepared to adjust our strategies, including potentially reducing the fund’s exposure to higher-yielding bonds in favor of U.S.Treasury securities and U.S. government agency securities.

February 16, 2010

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided for the fund’s Class A shares and Class I shares reflect the absorption of certain fund expenses by The Dreyfus Corporation, pursuant to an undertaking in effect through December
31, 2009, at which time it was terminated. Had these expenses not been absorbed, the fund’s
Class A and Class I shares’ returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-
10 years. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Intermediate Term Income Fund from August 1, 2009 to January 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2010
	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 4.51	$ 7.12	$ 8.63	$ 2.94
Ending value (after expenses)	$1,078.80	$1,076.40	$1,074.50	$1,080.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2010
	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 4.38	$ 6.92	$ 8.39	$ 2.85
Ending value (after expenses)	$1,020.87	$1,018.35	$1,016.89	$1,022.38

Expenses are equal to the fund’s annualized expense ratio of .86% for Class A, 1.36% for Class B, 1.65% for Class C and .56% for Class I, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
January 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—112.4%	Rate (%)	Date	Amount ($)		Value ($)
Advertising—.2%
Lamar Media,
Gtd. Notes	6.63	8/15/15	2,943,000	[a]	2,847,352
Agriculture—.7%
Altria Group,
Gtd. Notes	9.70	11/10/18	5,100,000		6,397,231
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	2,175,000		2,322,213
					8,719,444
Asset-Backed Ctfs./
Auto Receivables—2.7%
Americredit Automobile Receivables
Trust, Ser. 2006-RM, Cl. A2	5.42	8/8/11	959,003		973,754
Americredit Automobile Receivables
Trust, Ser. 2007-CM, Cl. A3A	5.42	5/7/12	1,872,261		1,900,194
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. B	5.35	9/9/13	70,000		72,309
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. C	5.43	2/10/14	70,000		72,054
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. E	6.96	3/8/16	6,504,306	[b]	6,004,043
Capital Auto Receivables Asset
Trust, Ser. 2005-1, Cl. D	6.50	5/15/12	737,433	[b]	738,587
Capital Auto Receivables Asset
Trust, Ser. 2007-1, Cl. D	6.57	9/16/13	1,708,000	[b]	1,736,558
Capital One Auto Finance Trust,
Ser. 2007-B, Cl. A3B	0.23	4/15/12	1,252,837	[c]	1,250,956
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A3A	5.13	4/16/12	726,723		740,912
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. C	5.47	9/15/12	340,000		359,064
Ford Credit Auto Owner Trust,
Ser. 2007-B, Cl. B	5.69	11/15/12	7,205,000		7,736,940
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	3,825,000	[b]	4,089,794
Ford Credit Auto Owner Trust,
Ser. 2006-B, Cl. D	7.12	2/15/13	1,600,000	[b]	1,676,459
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	376,707		383,641

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Auto Receivables (continued)
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. D	5.22	7/15/15	3,247,284	[b]	3,265,225
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. C	5.45	10/22/12	1,786,000		1,837,991
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	1,160,000		1,204,088
					34,042,569
Asset-Backed Ctfs./Credit Cards—.1%
GE Capital Credit Card Master Note
Trust, Ser. 2005-1, Cl. B	0.40	3/15/13	1,600,000	[c]	1,600,000
Asset-Backed Ctfs./
Home Equity Loans—2.1%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	794,420	[c]	780,982
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	3,665,717	[c]	3,397,737
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.55	10/25/35	2,922,116	[c]	2,692,801
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.66	5/25/35	1,548,819	[c]	1,513,057
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	11/25/34	3,753,527	[c]	3,224,515
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	1,519,763	[c]	1,190,299
CS First Boston Mortgage
Securities, Ser. 2005-FIX1, Cl. A5	4.90	5/25/35	266,044	[c]	212,714
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.63	3/25/35	2,433,283	[c]	2,381,869
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.68	7/25/35	1,202,641	[c]	1,187,929
JP Morgan Mortgage Acquisition,
Ser. 2007-CH1, Cl. AF1B	5.94	10/25/36	18,758	[c]	18,602
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.36	1/25/36	656,794	[c]	631,951
Morgan Stanley Capital,
Ser. 2004-NC1, Cl. M2	1.78	12/27/33	1,894,496	[c]	1,584,031
Option One Mortgage Loan Trust,
Ser. 2004-2, Cl. M2	1.28	5/25/34	1,275,587	[c]	999,051

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Home Equity Loans (continued)
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M2	0.71	2/25/35	3,690,000	[c]	1,145,686
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M3	0.78	2/25/35	1,090,000	[c]	162,023
Residential Asset Mortgage
Products, Ser. 2003-RS9, Cl. MI1	5.80	10/25/33	45,337	[c]	23,405
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.49	11/25/35	2,175,676	[c]	2,011,656
Securitized Asset Backed
Receivables, Ser. 2004-OP2, Cl. M2	1.28	8/25/34	3,982,415	[c]	2,795,724
					25,954,032
Asset-Backed Ctfs./
Manufactured Housing—.3%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	780,656		782,448
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2	5.25	12/15/18	1,106,658		1,119,219
Origen Manufactured Housing,
Ser. 2005-B, Cl. M2	6.48	1/15/37	1,745,000		1,549,595
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6	6.75	3/7/29	80,000	[c]	76,095
					3,527,357
Automobiles—.3%
Goodyear Tire & Rubber,
Gtd. Notes	8.63	12/1/11	3,004,000	[a]	3,124,160
Banks—5.8%
BAC Capital Trust XIV,
Gtd. Notes	5.63	12/31/49	6,605,000	[c]	4,739,087
Barclays Bank,
Sr. Unscd. Notes, Ser. 1	5.00	9/22/16	1,655,000		1,703,680
Barclays Bank,
Sr. Unscd. Notes	6.75	5/22/19	545,000		609,596
Barclays Bank,
Sub. Notes	10.18	6/12/21	1,508,000	[b]	1,995,507
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	9,785,000		10,285,522
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	6,210,000		6,247,272

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Banks (continued)
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	330,000		338,938
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	2,740,000		2,717,622
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	4,790,000		5,183,470
Lloyds TSB Bank,
Bank Gtd. Notes	5.80	1/13/20	6,045,000	[b]	5,989,023
M&T Bank,
Sr. Unscd. Bonds	5.38	5/24/12	245,000	[a]	261,034
Manufacturers & Traders Trust,
Sub. Notes	5.59	12/28/20	475,000	[c]	420,099
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	1,680,000		1,801,185
Morgan Stanley,
Sr. Unscd. Notes	5.75	8/31/12	1,365,000		1,481,126
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	2,100,000		2,306,086
NB Capital Trust IV,
Gtd. Cap. Secs.	8.25	4/15/27	1,290,000		1,270,650
Northern Trust,
Sr. Unscd. Notes	5.30	8/29/11	65,000		69,237
PNC Funding,
Bank Gtd. Notes	6.70	6/10/19	3,100,000		3,544,782
Sovereign Bancorp,
Sr. Unscd. Notes	4.80	9/1/10	1,070,000	[c]	1,096,160
UBS AG Stamford,
Sr. Unscd. Notes	3.88	1/15/15	3,100,000		3,098,617
USB Capital IX,
Gtd. Notes	6.19	10/29/49	8,315,000	[c]	6,984,600
Wells Fargo Capital XIII,
Gtd. Secs.	7.70	12/29/49	10,855,000	[c]	10,583,625
					72,726,918
Building & Construction—.3%
Masco,
Sr. Unscd. Notes	0.55	3/12/10	3,605,000	[c]	3,599,405
Chemicals—.5%
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	2,885,000		3,455,976

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Chemicals (continued)
Lubrizol,
Sr. Unscd. Notes	8.88	2/1/19	2,480,000		3,131,213
Praxair,
Sr. Unscd. Notes	5.25	11/15/14	110,000		121,821
Praxair,
Sr. Unscd. Notes	5.38	11/1/16	45,000		48,765
					6,757,775
Commercial & Professional
Services—1.2%
Aramark,
Gtd. Notes	8.50	2/1/15	2,978,000	[a]	3,000,335
Ceridian,
Sr. Unscd. Notes	11.25	11/15/15	900,000	[c]	882,000
ERAC USA Finance,
Gtd. Notes	5.60	5/1/15	550,000	[b]	579,047
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	6,150,000	[b]	6,726,864
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	220,000	[b]	231,989
Iron Mountain,
Sr. Sub. Notes	8.38	8/15/21	3,125,000		3,257,813
					14,678,048
Commercial Mortgage
Pass-Through Ctfs.—9.8%
Bayview Commercial Asset Trust,
Ser. 2006-SP1, Cl. A1	0.50	4/25/36	196,622	[b,c]	176,632
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	0.51	1/25/37	3,165,938	[b,c]	1,711,285
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	0.59	4/25/34	597,315	[b,c]	468,252
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. A2	0.63	11/25/35	2,635,196	[b,c]	1,633,852
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. M6	0.87	4/25/36	624,300	[b,c]	229,468
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. M5	0.88	1/25/36	965,427	[b,c]	333,438
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B1	1.33	11/25/35	52,192	[b,c]	18,439

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. M2	1.43	4/25/34	289,421	[b,c]	163,100
Bayview Commercial Asset Trust,
Ser. 2006-2A, Cl. B2	1.70	7/25/36	496,699	[b,c]	171,349
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B2	1.93	4/25/36	129,582	[b,c]	39,634
Bayview Commercial Asset Trust,
Ser. 2006-2A, Cl. B3	2.93	7/25/36	419,090	[b,c]	135,475
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B3	3.18	4/25/36	627,755	[b,c]	187,359
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	3.23	11/25/35	809,220	[b,c]	217,417
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. B3	3.73	1/25/36	126,660	[b,c]	29,067
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12, Cl. A3	4.24	8/13/39	219,022	[c]	219,610
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5, Cl. A2	4.25	7/11/42	1,380,087		1,386,208
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T18 Cl. A2	4.56	2/13/42	2,996,570	[c]	3,022,277
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5, Cl. A3	4.57	7/11/42	110,000		110,512
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PW10, Cl. A4	5.41	12/11/40	1,905,000	[c]	1,956,432
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26, Cl. A4	5.47	1/12/45	5,055,000	[c]	5,040,720
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW13, Cl. A3	5.52	9/11/41	35,000		36,127
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.69	9/11/38	715,000	[c]	749,130
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28, Cl. A4	5.74	9/11/42	6,845,000	[c]	6,898,329
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.70	12/10/49	2,542,000	[c]	2,405,433
Credit Suisse/Morgan Stanley
Commercial Mortgage Certificates,
Ser. 2006-HC1A, Cl. A1	0.42	5/15/23	5,218,178	[b,c]	4,834,849

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	5,760,000	[b]	6,048,000
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	4,670,000	[b]	4,903,500
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	1,395,000	[b]	1,464,750
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	3,325,000	[b]	3,499,563
Crown Castle Towers,
Ser. 2006-1A, Cl. E	6.07	11/15/36	1,135,000	[b]	1,194,588
CS First Boston Mortgage
Securities, Ser. 2004-C3, Cl. A3	4.30	7/15/36	1,110,791		1,111,725
CS First Boston Mortgage
Securities, Ser. 2005-C4, Cl. A2	5.02	8/15/38	50,000		50,167
CS First Boston Mortgage
Securities, Ser. 2005-C4, Cl. AAB	5.07	8/15/38	3,345,000	[c]	3,444,481
CS First Boston Mortgage
Securities, Ser. 2005-C5, Cl. A4	5.10	8/15/38	6,230,000	[c]	6,321,944
CS First Boston Mortgage
Securities, Ser. 2001-CF2, Cl. G	6.93	2/15/34	130,000	[b]	124,448
First Union National Bank
Commercial Mortgage,
Ser. 2001-C2, Cl. A2	6.66	1/12/43	2,236,279		2,320,019
GMAC Commercial Mortgage
Securities, Ser. 2004-C3, Cl. A3	4.21	12/10/41	836,053		849,921
GMAC Commercial Mortgage
Securities, Ser. 2003-C3, Cl. A2	4.22	4/10/40	838,021		843,571
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. B	0.48	3/6/20	1,630,000	[b,c]	1,433,023
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. E	0.67	3/6/20	610,000	[b,c]	524,125
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. F	0.71	3/6/20	5,680,000	[b,c]	4,836,012
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. G	0.75	3/6/20	3,110,000	[b,c]	2,631,731
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. H	0.88	3/6/20	25,000	[b,c]	20,943

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. K	1.28	3/6/20	2,380,000	[b,c]	1,952,341
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. L	1.53	3/6/20	6,725,000	[b,c]	5,358,589
Greenwich Capital Commercial
Funding, Ser. 2004-GG1, Cl. A7	5.32	6/10/36	650,000	[c]	677,398
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A3	4.45	1/12/38	4,015,000		4,068,223
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	1,250,000		1,265,395
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. B	7.15	12/5/27	1,200,000	[b]	1,265,933
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.44	12/5/27	4,065,000	[b,c]	4,259,379
LB Commercial Conduit Mortgage
Trust, Ser. 1999-C1, Cl. B	6.93	6/15/31	36,573		36,548
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A2	3.99	10/15/29	871,740		871,910
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Cl. A5	4.74	7/15/30	2,280,000		2,310,417
Merrill Lynch Mortgage Trust,
Ser. 2003-KEY1, Cl. A2	4.44	11/12/35	1,766,215		1,779,604
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A2	5.20	1/12/44	3,483,661	[c]	3,545,700
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.21	11/12/37	300,000	[c]	304,404
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A6	5.23	11/12/37	4,035,000	[c]	4,170,640
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A4	5.29	1/12/44	1,665,000	[c]	1,731,472
Merrill Lynch Mortgage Trust,
Ser. 2002-MW1, Cl. A3	5.40	7/12/34	536,893		548,924
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	5.91	6/12/46	5,485,000	[c]	5,414,246

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. AAB	5.33	12/15/43	100,000		102,102
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4	5.65	6/11/42	4,280,000	[c]	4,320,471
Morgan Stanley Dean Witter
Capital I, Ser. 2001-TOP3, Cl. A4	6.39	7/15/33	59,685		62,407
Morgan Stanley Dean Witter
Capital I, Ser. 2001-PPM, Cl. A3	6.54	2/15/31	20,634		21,294
SBA CMBS Trust,
Ser. 2006-1A, Cl. A	5.31	11/15/36	1,550,000	[b]	1,598,438
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	1,925,000	[b]	1,985,156
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	6.07	8/15/39	495,000	[c]	535,441
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	943,900		961,044
					122,944,381
Diversified Financial Services—7.7%
American Express Credit,
Sr. Unscd. Notes	5.13	8/25/14	1,420,000		1,513,356
American Express Credit,
Sr. Unscd. Notes, Ser. C	7.30	8/20/13	1,665,000		1,893,183
American Express,
Sr. Unscd. Notes	7.25	5/20/14	5,255,000		6,009,576
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	3,441,000	[c]	3,260,348
BSKYB Finance UK,
Gtd. Notes	6.50	10/15/35	2,980,000	[b]	3,140,142
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	3,490,000		4,239,313
Caterpillar Financial Services,
Sr. Unscd. Notes	7.15	2/15/19	3,555,000		4,206,479
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	1,820,000		1,877,559
Credit Suisse Guernsey,
Jr. Sub. Notes	5.86	12/29/49	2,930,000	[c]	2,593,050
Credit Suisse USA,
Gtd. Notes	5.50	8/16/11	1,215,000		1,293,196

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Diversified Financial
Services (continued)
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	5,530,000		6,613,487
FCE Bank,
Sr. Unscd. Notes	7.13	1/16/12	1,050,000		1,455,826
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	4,910,000	[a]	4,945,558
Fresenius US Finance II,
Gtd. Notes	9.00	7/15/15	3,000,000	[b]	3,375,000
General Electric Capital,
Sr. Unscd. Notes	5.25	10/19/12	1,390,000		1,485,564
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	6,415,000		6,570,301
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	5,980,000	[b]	6,294,285
Hutchison Whampoa International,
Gtd. Notes	5.75	9/11/19	3,820,000	[b]	3,887,709
Hutchison Whampoa International,
Gtd. Notes	7.63	4/9/19	1,390,000	[b]	1,599,602
Invesco,
Gtd. Notes	5.38	2/27/13	380,000		390,786
Invesco,
Gtd. Notes	5.38	12/15/14	25,000		24,921
Invesco,
Gtd. Notes	5.63	4/17/12	6,510,000		6,791,375
Jefferies Group,
Sr. Unscd. Notes	5.88	6/8/14	100,000		104,530
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	850,000		739,217
Jefferies Group,
Sr. Unscd. Notes	7.75	3/15/12	473,000		517,651
Leucadia National,
Sr. Unscd. Notes	7.00	8/15/13	1,745,000		1,784,263
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	7,720,000		7,642,800
MBNA Capital,
Gtd. Cap. Secs., Ser. A	8.28	12/1/26	2,285,000		2,256,438
MBNA,
Sr. Unscd. Notes	6.13	3/1/13	1,345,000		1,449,392

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Diversified Financial
Services (continued)
Merrill Lynch & Co.,
Sr. Unscd. Notes, Ser. C	4.25	2/8/10	1,450,000		1,450,713
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	1,025,000		1,025,609
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	50,000		52,400
Nisource Capital Markets,
Sr. Unscd. Notes	7.86	3/27/17	105,000		115,514
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	2,990,000	[b]	3,232,920
Reynolds Group,
Sr. Scd. Notes	7.75	10/15/16	2,885,000	[b]	2,921,063
					96,753,126
Electric Utilities—3.0%
AES,
Sr. Unscd. Notes	7.75	10/15/15	3,515,000	[a]	3,541,363
AES,
Sr. Unscd. Notes	8.00	10/15/17	1,485,000	[a]	1,503,563
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	910,000		959,974
Commonwealth Edison,
First Mortgage Bonds	6.15	9/15/17	60,000		67,001
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	675,000		723,438
Consumers Energy,
First Mortgage Bonds, Ser. O	5.00	2/15/12	1,160,000	[a]	1,240,639
Consumers Energy,
First Mortgage Bonds	6.70	9/15/19	1,585,000		1,818,112
Duke Energy Carolinas,
Sr. Unscd. Notes	5.63	11/30/12	50,000		55,587
Enel Finance International,
Gtd. Notes	5.70	1/15/13	275,000	[b]	301,153
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	8,965,000	[b]	9,855,135
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	329,000		354,721
FPL Group Capital,
Gtd. Debs.	5.63	9/1/11	1,570,000		1,672,752

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Electric Utilities (continued)
IPALCO Enterprises,
Sr. Scd. Notes	8.63	11/14/11	140,000	[c]	147,875
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	2,802,000		3,110,923
Nevada Power,
Mortgage Notes	6.50	8/1/18	2,620,000		2,892,344
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	395,000		432,711
NiSource Finance,
Gtd. Notes	5.25	9/15/17	650,000		657,575
NiSource Finance,
Gtd. Notes	6.40	3/15/18	1,530,000		1,632,476
NiSource Finance,
Gtd. Notes	7.88	11/15/10	720,000		755,284
NRG Energy,
Gtd. Notes	7.38	1/15/17	3,135,000		3,123,244
Pepco Holdings,
Sr. Unscd. Notes	0.88	6/1/10	2,540,000	[c]	2,525,705
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	550,000		602,509
					37,974,084
Entertainment—.3%
Penn National Gaming,
Sr. Sub. Notes	8.75	8/15/19	3,055,000	[b]	3,131,375
Environmental Control—1.1%
Allied Waste North America,
Gtd. Notes, Ser. B	7.13	5/15/16	1,025,000		1,105,841
Allied Waste North America,
Gtd. Notes	7.25	3/15/15	1,490,000		1,551,248
Republic Services,
Gtd. Notes	5.50	9/15/19	3,225,000	[b]	3,350,723
Veolia Environnement,
Sr. Unscd. Notes	5.25	6/3/13	3,820,000		4,106,618
Waste Management,
Sr. Unscd. Notes	7.00	7/15/28	2,395,000		2,664,229
Waste Management,
Gtd. Notes	7.38	3/11/19	925,000		1,084,427
					13,863,086

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Food & Beverages—2.0%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	8.20	1/15/39	7,330,000	[b]	9,488,912
Delhaize Group,
Gtd. Notes	6.50	6/15/17	75,000	[a]	83,650
Diageo Capital,
Gtd. Notes	7.38	1/15/14	4,010,000		4,726,250
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	165,000		179,283
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	5,410,000		5,843,049
Stater Brothers Holdings,
Gtd. Notes	7.75	4/15/15	2,318,000		2,375,950
Stater Brothers Holdings,
Gtd. Notes	8.13	6/15/12	2,617,000		2,656,255
					25,353,349
Foreign/Governmental—1.1%
Banco Nacional de Desenvolvimiento
Economico e Social, Notes	5.50	7/12/20	2,085,000	[b]	2,051,640
Federal Republic of Brazil,
Sr. Unscd. Bonds	6.00	1/17/17	2,620,000		2,807,330
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	2,795,000	[a]	3,015,470
State of Qatar,
Sr. Notes	4.00	1/20/15	2,660,000	[b]	2,676,625
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	2,910,000		3,070,050
					13,621,115
Health Care—2.6%
Bausch & Lomb,
Sr. Unscd. Notes	9.88	11/1/15	2,450,000		2,584,750
Biomet,
Gtd. Notes	11.63	10/15/17	3,810,000		4,210,050
Boston Scientific,
Sr. Unscd. Notes	6.00	1/15/20	2,620,000		2,651,838
Boston Scientific,
Sr. Unscd. Notes	6.25	11/15/15	4,252,000	[c]	4,593,346
Boston Scientific,
Sr. Unscd. Notes	7.38	1/15/40	950,000		1,014,795

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care (continued)
Community Health Systems,
Gtd. Notes	8.88	7/15/15	2,995,000		3,103,569
Davita,
Gtd. Notes	6.63	3/15/13	3,050,000		3,072,875
HCA,
Sr. Unscd. Notes	6.30	10/1/12	2,370,000		2,340,375
HCA,
Sr. Unscd. Notes	6.75	7/15/13	2,765,000		2,702,787
HCA,
Sr. Unscd. Notes	7.88	2/1/11	545,000		562,713
HCA,
Sr. Unscd. Notes	8.75	9/1/10	1,149,000		1,177,725
Quest Diagnostic,
Gtd. Notes	5.75	1/30/40	3,135,000		3,127,297
Wyeth,
Gtd. Notes	6.95	3/15/11	580,000	[c]	618,138
					31,760,258
Manufacturing—.3%
Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	3,600,000	[b]	3,771,000
Siemens Financieringsmaatschappij,
Gtd. Notes	5.75	10/17/16	100,000	[b]	110,296
					3,881,296
Media—5.1%
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	8.00	4/15/12	440,000	[c]	469,150
Clear Channel Worldwide,
Gtd. Notes	9.25	12/15/17	90,000	[a,b]	92,475
Clear Channel Worldwide,
Gtd. Notes	9.25	12/15/17	2,811,000	[b]	2,909,385
Comcast,
Gtd. Notes	6.30	11/15/17	2,850,000		3,155,092
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	3,535,000	[a,b]	3,823,929
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	3,230,000	[b]	3,439,950

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Media (continued)
CSC Holdings,
Sr. Unscd. Notes	8.63	2/15/19	1,825,000	[a,b]	1,998,375
DirecTV Holdings,
Gtd. Notes	5.88	10/1/19	1,130,000	[b]	1,184,287
DirecTV Holdings,
Gtd. Notes	7.63	5/15/16	2,980,000		3,267,239
Discovery Communications,
Gtd. Notes	5.63	8/15/19	1,343,000		1,414,860
Dish DBS,
Gtd. Notes	7.75	5/31/15	3,500,000		3,622,500
News America Holdings,
Gtd. Debs.	7.70	10/30/25	775,000		857,302
News America,
Gtd. Notes	6.15	3/1/37	6,990,000		7,125,166
News America,
Gtd. Notes	6.65	11/15/37	3,220,000		3,461,114
News America,
Gtd. Debs.	7.63	11/30/28	90,000		102,885
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	6,130,000		6,502,827
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	3,740,000		4,004,983
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	5,430,000		6,058,305
Time Warner,
Gtd. Notes	5.88	11/15/16	8,675,000		9,506,126
Time Warner,
Gtd. Notes	6.75	4/15/11	900,000		957,465
					63,953,415
Mining—1.0%
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	2,885,000		3,141,699
Rio Tinto Finance USA,
Gtd. Notes	5.88	7/15/13	3,340,000		3,645,102
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	2,815,000		3,230,213

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Mining (continued)
Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	2,410,000	2,849,825
				12,866,839
Office And Business Equipment—.3%
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	792,000	845,019
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	1,075,000	1,153,149
Xerox,
Sr. Unscd. Notes	8.25	5/15/14	1,145,000	1,347,880
				3,346,048
Oil & Gas—2.2%
Chesapeake Energy,
Gtd. Notes	9.50	2/15/15	2,710,000	2,967,450
EQT,
Sr. Unscd. Notes	8.13	6/1/19	1,265,000	1,526,848
Husky Energy,
Sr. Unscd. Notes	7.25	12/15/19	2,850,000	3,336,159
Marathon Oil,
Sr. Unscd. Notes	7.50	2/15/19	1,480,000	1,718,805
Newfield Exploration,
Sr. Sub. Notes	7.13	5/15/18	795,000	808,913
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	4,060,000	4,539,271
Petrohawk Energy,
Gtd. Notes	7.88	6/1/15	404,000	416,120
Petrohawk Energy,
Gtd. Notes	9.13	7/15/13	400,000	419,000
Petrohawk Energy,
Gtd. Notes	10.50	8/1/14	1,995,000	2,214,450
Range Resouces,
Gtd. Notes	8.00	5/15/19	4,345,000	4,649,150
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	2,720,000	3,042,967
Valero Energy,
Gtd. Notes	9.38	3/15/19	1,395,000	1,701,695
				27,340,828

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Packaging & Containers—.2%
Crown Americas,
Gtd. Notes	7.63	11/15/13	230,000	[a]	238,338
Crown Americas,
Gtd. Notes	7.75	11/15/15	2,340,000		2,416,050
					2,654,388
Paper & Paper Related—.3%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	1,310,000	[b]	1,342,750
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	2,035,000	[b]	2,187,625
					3,530,375
Pipelines—1.2%
ANR Pipeline,
Sr. Unscd. Notes	7.00	6/1/25	50,000		54,002
El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	20,000		21,286
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	2,875,000		2,953,792
El Paso,
Sr. Unscd. Notes	8.25	2/15/16	3,160,000		3,420,700
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	4,340,000		4,943,416
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	3,089,000		3,198,944
					14,592,140
Property & Casualty Insurance—2.6%
ACE INA Holdings,
Gtd. Notes	5.70	2/15/17	85,000	[a]	91,679
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	2,300,000	[a]	2,500,912
Allstate,
Sr. Unscd. Debs	6.75	5/15/18	1,981,000		2,207,872
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	459,000		421,957
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	639,000		642,345

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Property & Casualty
Insurance (continued)
Hanover Insurance Group,
Sr. Unscd. Notes	7.63	10/15/25	1,745,000		1,640,300
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	3,025,000	[b]	2,851,063
Jackson National Life
Global Funding,
Sr. Scd. Notes	5.38	5/8/13	240,000	[b]	258,437
Lincoln National,
Sr. Unscd. Notes	0.33	3/12/10	1,035,000	[c]	1,034,054
Lincoln National,
Sr. Unscd. Notes	6.25	2/15/20	1,645,000		1,701,945
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	2,544,000		3,056,835
Metropolitan Life Global
Funding I, Sr. Scd. Notes	5.13	4/10/13	3,100,000	[b]	3,342,042
Nippon Life Insurance,
Sub. Notes	4.88	8/9/10	4,100,000	[b]	4,156,744
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	1,267,000		1,514,426
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	2,960,000		3,092,469
Willis North America,
Gtd. Notes	6.20	3/28/17	1,500,000		1,521,801
Willis North America,
Gtd. Notes	7.00	9/29/19	2,355,000		2,475,381
					32,510,262
Real Estate—4.2%
Arden Realty,
Gtd. Notes	5.25	3/1/15	700,000		733,755
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	810,000		833,098
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	2,030,000		2,164,577
Boston Properties,
Sr. Unscd. Notes	6.25	1/15/13	140,000		152,833
Duke Realty,
Sr. Unscd. Notes	5.88	8/15/12	790,000		826,615

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Real Estate (continued)
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	870,000		902,190
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	1,525,000		1,621,458
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	550,000		543,988
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	1,625,000		1,742,377
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.20	1/15/17	145,000		145,595
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	7,695,000		7,780,637
Healthcare Realty Trust,
Sr. Unscd. Notes	8.13	5/1/11	225,000		238,771
HRPT Properties Trust,
Sr. Unscd. Notes	0.85	3/16/11	3,725,000	[c]	3,476,945
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	190,000		185,686
Liberty Property,
Sr. Unscd. Notes	6.63	10/1/17	1,100,000		1,120,776
Mack-Cali Realty,
Sr. Unscd. Notes	5.05	4/15/10	4,735,000		4,757,036
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	145,000		144,502
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	2,145,000		2,213,189
Mack-Cali Realty,
Sr. Unscd. Notes	5.80	1/15/16	690,000	[a]	682,629
National Retail Properties,
Sr. Unscd. Notes	6.15	12/15/15	3,180,000		3,242,694
Prologis,
Sr. Unscd. Notes	6.63	5/15/18	2,830,000		2,875,569
Regency Centers,
Gtd. Notes	5.25	8/1/15	1,777,000		1,797,558
Regency Centers,
Gtd. Notes	5.88	6/15/17	210,000		208,123
Simon Property Group,
Sr. Unscd. Notes	4.88	8/15/10	1,590,000		1,619,630

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Real Estate (continued)
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	4,656,000		4,786,731
WEA Finance,
Gtd. Notes	7.13	4/15/18	4,015,000	[b]	4,473,051
WEA Finance,
Gtd. Notes	7.50	6/2/14	2,400,000	[b]	2,740,723
					52,010,736
Residential Mortgage
Pass-Through Ctfs.—.4%
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	0.98	2/25/36	2,593,455	[c]	1,164,239
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	1.73	2/25/36	2,097,443	[c]	874,543
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	0.58	5/25/36	1,877,926	[c]	1,509,132
Prudential Home Mortgage
Securities, Ser. 1994-A, Cl. 5B	6.73	4/28/24	1,662	[b,c]	1,317
Residential Funding Mortgage
Securities I, Ser. 2004-S3,
Cl. M1	4.75	3/25/19	877,276		682,169
Structured Asset Mortgage
Investments, Ser. 1998-2, Cl. B	5.29	4/30/30	1,138	[c]	737
Terwin Mortgage Trust,
Ser. 2006-9HGA, Cl. A1	0.31	10/25/37	81,463	[b,c]	79,627
					4,311,764
Retail—.9%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	3,040,000		3,307,277
CVS Pass-Through Trust,
Pass Thru Certificates	8.35	7/10/31	2,459,694	[b]	2,817,338
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	2,642,000		2,568,811
Staples,
Gtd. Notes	9.75	1/15/14	2,575,000		3,143,784
					11,837,210
State/Territory
General Obligations—2.5%
Erie Tobacco Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	540,000		450,101

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
State/Territory
General Obligations (continued)
Illinois
GO	4.42	1/1/15	3,430,000		3,505,975
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	8,890,000		7,179,297
New York City,
GO (Build America Bonds)	5.99	12/1/36	3,200,000		3,227,488
New York Counties
Tobacco Trust IV,
Tobacco Settlement
Pass-Through Bonds	6.00	6/1/27	3,500,000		2,840,880
State of California Build America
Taxable Various Purpose, Bonds	7.55	4/1/39	6,515,000		6,401,053
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	8,255,000		6,989,096
Tobacco Settlement Finance
Authority of West Virginia,
Tobacco Settlement
Asset-Backed Bonds	7.47	6/1/47	425,000		343,239
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	965,000		906,762
					31,843,891
Steel—.3%
Arcelormittal,
Sr. Unscd. Bonds	9.85	6/1/19	2,845,000		3,619,750
Technology—.1%
Sungard Data Systems,
Gtd. Notes	10.25	8/15/15	370,000	[a]	385,725
Sungard Data Systems,
Gtd. Notes	10.63	5/15/15	620,000		677,350
					1,063,075
Telecommunications—2.9%
AT & T,
Sr. Unscd. Notes	5.60	5/15/18	9,035,000		9,629,033
CC Holdings,
Sr. Scd. Notes	7.75	5/1/17	5,665,000	[b]	6,132,363

The Fund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Telecommunications (continued)
Cellco Partnership,
Sr. Unscd. Notes	5.55	2/1/14	5,830,000		6,435,854
Intelsat Jackson Holdings,
Gtd. Notes	11.25	6/15/16	1,510,000		1,611,925
Intelsat Subsidiary Holding,
Gtd. Notes	8.88	1/15/15	1,055,000	[b]	1,081,375
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	3,775,000		4,035,441
Telecom Italia Capital,
Gtd. Notes	5.25	10/1/15	595,000		629,747
Telecom Italia Capital,
Gtd. Notes	7.72	6/4/38	1,485,000		1,700,546
Verizon Communications,
Sr. Unscd. Notes	6.35	4/1/19	40,000		44,349
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	2,285,000		2,698,953
Wind Acquisition Finance,
Gtd. Notes	11.75	7/15/17	2,355,000	[b]	2,572,838
					36,572,424
Textiles—.3%
Mohawk Industries,
Sr. Unscd. Notes	6.50	1/15/11	3,329,000	[c]	3,420,548
Transportation—.1%
Norfolk Southern,
Sr. Unscd. Notes	5.75	4/1/18	830,000		901,141
U.S. Government Agencies—.7%
Federal National Mortgage
Association, Notes	5.25	9/15/16	7,356,000	[d]	8,233,615
Small Business Administration
Participation Ctfs., Gov’t
Gtd. Debs., Ser. 97-J	6.55	10/1/17	219,536		240,099
					8,473,714
U.S. Government Agencies/
Mortgage-Backed—31.9%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/10			126,249 [d]		126,814
4.50%, 2/1/39			10,260,755 [d]		10,377,768
5.00%, 10/1/18—6/1/37			21,405,908 [d]		22,322,411

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Federal Home Loan Mortgage Corp. (continued):
5.50%, 11/1/22—1/1/38	27,445,309 [d]	29,239,082
6.00%, 7/1/17—12/1/37	18,797,498 [d]	20,178,551
6.50%, 3/1/14—3/1/32	602,054 [d]	656,285
7.00%, 3/1/12	3,695 [d]	3,866
7.50%, 12/1/25—1/1/31	31,987 [d]	36,188
8.00%, 10/1/19—10/1/30	14,749 [d]	16,825
8.50%, 7/1/30	1,030 [d]	1,198
Multiclass Mortgage Participation Ctfs.,
Ser. 2586, Cl. WE, 4.00%, 12/15/32	3,415,545 [d]	3,479,379
Multiclass Mortgage Participation Ctfs.,
Ser. 51, Cl. E, 10.00%, 7/15/20	162,622 [d]	163,120
Multiclass Mortgage Participation Ctfs.
(Interest Only Obligations), Ser. 2752,	2,117,436 [d,e]	46,678
Multiclass Mortgage Participation Ctfs.
(Interest Only Obligations), Ser. 2731,	2,138,324 [d,e]	48,079
Multiclass Mortgage Participation Ctfs.
(Interest Only Obligations) Ser. 2750, Cl. IK, 5.00%,	2,465,720 [d,e]	48,500
Federal National Mortgage Association:
4.50%	21,855,000 [d,f]	22,080,369
5.00%	125,060,000 [d,f]	129,684,834
5.50%	33,325,000 [d,f]	35,616,094
6.00%	23,265,000 [d,f]	25,013,504
3.53%, 7/1/10	262,565 [d]	264,648
4.00%, 5/1/10	549,724 [d]	551,437
4.06%, 6/1/13	100,000 [d]	104,870
4.50%, 6/1/10	29,457 [d]	30,093
5.00%, 7/1/11—4/1/23	8,324,350 [d]	8,830,323
5.50%, 8/1/22—6/1/38	52,015,899 [d]	55,250,506
6.00%, 1/1/19—4/1/38	18,748,029 [d]	20,129,167
6.50%, 11/1/10—10/1/32	220,920 [d]	241,261
7.00%, 9/1/14—7/1/32	80,063 [d]	87,723
7.50%, 3/1/12—3/1/31	22,701 [d]	25,100
8.00%, 5/1/13—3/1/31	33,316 [d]	37,768
Pass-Through Ctfs.,
Ser. 2004-58, Cl. LJ, 5.00%, 7/25/34	6,533,985 [d]	6,915,782
Grantor Trust,
Ser. 2001-T11, Cl. B, 5.50%, 9/25/11	285,000 [d]	303,210
Pass-Through Ctfs.,
Ser. 1988-16, Cl. B, 9.50%, 6/25/18	97,957 [d]	111,718

The Fund 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Government National Mortgage Association I:
5.50%, 4/15/33	3,232,580	3,446,882
6.00%, 1/15/29	30,649	33,090
6.50%, 4/15/28—9/15/32	72,009	78,586
7.00%, 12/15/26—9/15/31	21,040	23,471
7.50%, 12/15/26—11/15/30	6,417	7,249
8.00%, 1/15/30—10/15/30	20,166	23,231
8.50%, 4/15/25	5,448	6,315
9.00%, 10/15/27	10,359	12,032
9.50%, 2/15/25	3,600	4,167
9.50%, 11/15/17	140,806	153,583
Ser. 2004-39, Cl. LC, 5.50%, 12/20/29	3,270,961	3,309,900
Government National Mortgage Association II:
6.50%, 2/20/31—7/20/31	165,504	180,837
7.00%, 11/20/29	502	558
		399,303,052
U.S. Government Securities—13.1%
U.S. Treasury Bonds:
4.25%, 5/15/39	14,998,000 [a]	14,374,653
5.25%, 11/15/28	5,125,000 [a]	5,698,365
U.S. Treasury Notes:
1.00%, 7/31/11	101,995,000 [a]	102,732,118
1.38%, 9/15/12	4,270,000	4,290,351
2.00%, 11/30/13	24,310,000	24,505,623
3.50%, 2/15/18	12,483,000 [a]	12,641,971
		164,243,081
Total Bonds and Notes
(cost $1,370,179,652)		1,405,253,811

Short-Term Investments—3.3%
U.S. Treasury Bills:
0.01%, 2/18/10	18,700,000	18,699,963
0.05%, 4/22/10	22,204,000 [g]	22,201,047
Total Short-Term Investments
(cost $40,901,518)		40,901,010

Other Investment—2.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $24,848,000)	24,848,000 [h]	24,848,000

Investment of Cash Collateral
for Securities Loaned—7.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $95,508,938)	95,508,938 [h]	95,508,938

Total Investments (cost $1,531,438,108)	125.3%	1,566,511,759
Liabilities, Less Cash and Receivables	(25.3%)	(316,206,713)
Net Assets	100.0%	1,250,305,046

GO—General Obligations
a Security, or portion thereof, on loan.At January 31, 2010, the total market value of the fund’s securities on loan is
$92,903,562 and the total market value of the collateral held by the fund is $95,508,938.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2010, these securities had a total market value of $193,156,505 or 15.4% of net assets.
c Variable rate security—interest rate subject to periodic change.
d On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.As such, the FHFA will oversee the continuing affairs of these companies.
e Notional face amount shown.
f Purchased on a forward commitment basis.
g Held by a broker as collateral for open financial futures positions.
h Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)		Value (%)
Corporate Bonds	47.7	State/Government General Obligations	2.5
U.S. Government & Agencies	45.7	Foreign/Governmental	1.1
Asset/Mortgage-Backed	15.4
Short-Term/Money Market Investments	12.9		125.3

† Based on net assets.
See notes to financial statements.

The Fund 31

STATEMENT OF FINANCIAL FUTURES
January 31, 2010 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
Contracts		Contracts ($)	Expiration	at 1/31/2010 ($)
Financial Futures Long
U.S. Treasury 5 Year Notes	41	4,774,899	March 2010	9,674
U.S. Treasury 30 Year Bonds	320	38,020,000	March 2010	(22,742)
Financial Futures Short
U.S. Treasury 10 Year Notes	592	(69,948,500)	March 2010	904,031
Gross Unrealized Appreciation				913,705
Gross Unrealized Depreciation				(22,742)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
January 31, 2010 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
U.S. Treasury 5 Year Notes
February 2010 @ 115.50	21,500,000 [a]	(238,517)
10-Year USD LIBOR-BBA,
September 2012 @ 4.50	62,000,000 [a]	(2,971,855)
10-Year USD LIBOR-BBA,
December 2010 @ 3.54	12,420,000 [a]	(194,313)
10-Year USD LIBOR-BBA,
February 2010 @ 3.99	12,273,000 [a]	(256,409)
10-Year USD LIBOR-BBA,
November 2012 @ 4.76	62,170,000 [a]	(3,567,747)
Put Options:
U.S. Treasury 5 Year Notes
February 2010 @ 115.50	21,500,000 [a]	(31,914)
10-Year USD LIBOR-BBA,
September 2012 @ 4.50	62,000,000 [a]	(4,765,866)
10-Year USD LIBOR-BBA,
December 2010 @ 5.04	12,420,000 [a]	(189,920)
10-Year USD LIBOR-BBA,
February 2010 @ 3.99	12,273,000 [a]	(2,927)
2-Year USD LIBOR-BBA,
April 2010 @ 2.25	184,850,000 [a]	(21,842)
10-Year USD LIBOR-BBA,
November 2012 @ 4.76	62,170,000 [a]	(4,294,228)
(Premiums received $17,652,916)		(16,535,538)

BBA—British Bankers Association
LIBOR—London Interbank Offered Rate
USD—US Dollar
a Non-income producing security.
See notes to financial statements.

The Fund 33

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2010 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $92,903,562)—Note 1(c):
Unaffiliated issuers			1,411,081,170	1,446,154,821
Affiliated issuers			120,356,938	120,356,938
Cash				303,963
Cash denominated in foreign currencies			107,580	103,728
Receivable for investment securities sold				15,248,395
Dividends and interest receivable				13,007,471
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				1,030,742
Receivable for shares of Common Stock subscribed				705,525
Prepaid expenses and other receivables				51,420
				1,596,963,003
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				903,446
Payable for investment securities purchased				226,576,880
Liability for securities on loan—Note 1(c)				95,508,938
Outstanding options written, at value (premiums received
$17,652,916)—See Statement of Options Written				16,535,538
Unrealized depreciation on swap contracts—Note 4				3,256,750
Payable for shares of Common Stock redeemed				2,454,064
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4				952,802
Payable for futures variation margin—Note 4				46,396
Accrued expenses				423,143
				346,657,957
Net Assets ($)				1,250,305,046
Composition of Net Assets ($):
Paid-in capital				1,335,952,988
Accumulated distributions in excess of investment income—net				(700,753)
Accumulated net realized gain (loss) on investments				(118,846,424)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions
(including $890,963 net unrealized appreciation on financial futures)				33,899,235
Net Assets ($)				1,250,305,046

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	1,157,588,260	14,938,598	52,355,564	25,422,624
Shares Outstanding	91,379,982	1,179,108	4,133,764	2,007,425
Net Asset Value Per Share ($)	12.67	12.67	12.67	12.66

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2010 (Unaudited)

Investment Income ($):
Income:
Interest	33,033,310
Income from securities lending—Note 1(c)	46,485
Dividends;
Affilated issuers	12,066
Total Income	33,091,861
Expenses:
Management fee—Note 3(a)	2,819,591
Shareholder servicing costs—Note 3(c)	2,397,279
Distribution fees—Note 3(b)	237,839
Custodian fees—Note 3(c)	84,273
Prospectus and shareholders’ reports	62,105
Registration fees	52,667
Professional fees	34,353
Loan commitment fees—Note 2	15,246
Directors’ fees and expenses—Note 3(d)	7,700
Miscellaneous	73,042
Total Expenses	5,784,095
Less—reduction in expenses due to undertaking—Note 3(a)	(179,858)
Less—reduction in fees due to earnings credits—Note 1(c)	(28,509)
Net Expenses	5,575,728
Investment Income—Net	27,516,133
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	8,353,424
Net realized gain (loss) on options transactions	3,433,865
Net realized gain (loss) on financial futures	(4,404,269)
Net realized gain (loss) on swap transactions	159,841
Net realized gain (loss) on forward foreign currency exchange contracts	1,924,271
Net Realized Gain (Loss)	9,467,132
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	53,971,779
Net unrealized appreciation (depreciation) on financial futures	3,065,024
Net unrealized appreciation (depreciation) on options transactions	522,742
Net unrealized appreciation (depreciation) on swap transactions	476,820
Net unrealized appreciation (depreciation)
on forward foreign currency exchange contracts	(379,380)
Net Unrealized Appreciation (Depreciation)	57,656,985
Net Realized and Unrealized Gain (Loss) on Investments	67,124,117
Net Increase in Net Assets Resulting from Operations	94,640,250

See notes to financial statements.

The Fund 35

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2010	Year Ended
	(Unaudited)	July 31, 2009
Operations ($):
Investment income—net	27,516,133	59,286,466
Net realized gain (loss) on investments	9,467,132	(74,834,494)
Net unrealized appreciation
(depreciation) on investments	57,656,985	62,134,455
Net Increase (Decrease) in Net Assets
Resulting from Operations	94,640,250	46,586,427
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(25,758,509)	(54,961,724)
Class B Shares	(680,100)	(1,041,319)
Class C Shares	(340,152)	(2,034,388)
Class I Shares	(953,424)	(1,472,323)
Total Dividends	(27,732,185)	(59,509,754)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	79,508,714	154,083,624
Class B Shares	552,703	2,358,381
Class C Shares	5,598,851	8,135,534
Class I Shares	9,360,904	5,400,642
Net assets received in connection
with reorganization—Note 1	—	24,536,722
Dividends reinvested:
Class A Shares	23,080,436	48,776,930
Class B Shares	243,748	761,622
Class C Shares	740,565	1,552,632
Class I Shares	316,905	753,682
Cost of shares redeemed:
Class A Shares	(132,524,787)	(342,729,365)
Class B Shares	(5,681,274)	(24,618,909)
Class C Shares	(6,967,452)	(14,022,262)
Class I Shares	(13,448,379)	(22,162,835)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(39,219,066)	(157,173,602)
Total Increase (Decrease) in Net Assets	27,688,999	(170,096,929)
Net Assets ($):
Beginning of Period	1,222,616,047	1,392,712,976
End of Period	1,250,305,046	1,222,616,047
Distributions in excess of
investment income—net	(700,753)	(484,701)

	Six Months Ended
	January 31, 2010	Year Ended
	(Unaudited)	July 31, 2009
Capital Share Transactions:
Class Aa
Shares sold	6,430,076	13,579,025
Shares issued in connection
with reorganization—Note 1	—	1,676,218
Shares issued for dividends reinvested	1,857,947	4,314,541
Shares redeemed	(10,710,090)	(30,407,431)
Net Increase (Decrease) in Shares Outstanding	(2,422,067)	(10,837,647)
Class Ba
Shares sold	44,571	208,473
Shares issued in connection
with reorganization—Note 1	—	—
Shares issued for dividends reinvested	19,672	67,640
Shares redeemed	(460,541)	(2,164,750)
Net Increase (Decrease) in Shares Outstanding	(396,298)	(1,888,637)
Class C
Shares sold	452,710	719,901
Shares issued in connection
with reorganization—Note 1	—	—
Shares issued for dividends reinvested	59,611	137,248
Shares redeemed	(561,819)	(1,245,418)
Net Increase (Decrease) in Shares Outstanding	(49,498)	(388,269)
Class I
Shares sold	753,860	474,157
Shares issued in connection
with reorganization—Note 1	—	536,798
Shares issued for dividends reinvested	25,556	66,279
Shares redeemed	(1,074,049)	(1,988,284)
Net Increase (Decrease) in Shares Outstanding	(294,633)	(911,050)

a	During the period ended January 31, 2010, 211,701 Class B shares representing $2,607,219, were automatically converted to 211,639 Class A shares and during the period ended July 31, 2009, 1,076,760 Class B shares representing $12,320,922, were automatically converted to 1,076,645 Class A shares.
See notes to financial statements.

The Fund 37

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2010			Year Ended July 31,
Class A Shares	(Unaudited)	2009	2008[a]	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	12.00	12.02	12.40	12.35	12.75	12.53
Investment Operations:
Investment income—net[b]	.28	.56	.55	.61	.53	.46
Net realized and unrealized
gain (loss) on investments	.67	(.02)	(.32)	.08	(.28)	.31
Total from Investment Operations .95		.54	.23	.69	.25	.77
Distributions:
Dividends from
investment income—net	(.28)	(.56)	(.60)	(.64)	(.58)	(.55)
Dividends from net realized
gain on investments	—	—	(.01)	—	(.07)	—
Total Distributions	(.28)	(.56)	(.61)	(.64)	(.65)	(.55)
Net asset value, end of period	12.67	12.00	12.02	12.40	12.35	12.75
Total Return (%)	7.88[c,d]	4.90[c]	1.76[c]	5.74	2.05	6.24
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.89[e]	.92	.87	.92	.91	.89
Ratio of net expenses
to average net assets	.86[e]	.82	.80	.80	.80	.80
Ratio of net investment income
to average net assets	4.42[e]	4.93	4.53	4.85	4.21	3.63
Portfolio Turnover Rate[f]	115.21[d]	343.03	385.86	492.35	439.09	644.23
Net Assets, end of period
($ x 1,000)	1,157,588 1,125,878 1,257,597			522,661	458,856	531,232

a	The fund commenced offering four classes of shares on May 13, 2008.The existing Investor shares were redesignated as Class A shares.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2010,
July 31, 2009, 2008, 2007, 2006 and 2005 were 36.77%, 108.07%, 125.60%, 357.70%, 270.18% and
521.83%, respectively.
See notes to financial statements.

	Six Months Ended
	January 31, 2010	Year Ended July 31,
Class B Shares	(Unaudited)	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	12.01	12.01	12.35
Investment Operations:
Investment income—net[b]	.24	.46	.06
Net realized and unrealized
gain (loss) on investments	.67	.00[c]	(.29)
Total from Investment Operations	.91	.46	(.23)
Distributions:
Dividends from investment income—net	(.25)	(.46)	(.11)
Net asset value, end of period	12.67	12.01	12.01
Total Return (%)[d]	7.64[e]	3.95	(1.77)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.36[f]	1.59	1.70[f]
Ratio of net expenses to average net assets[g]	1.36[f]	1.59	1.70[f]
Ratio of net investment income
to average net assets	3.93[f]	4.14	2.43[f]
Portfolio Turnover Rate[h]	115.21[e]	343.03	385.86
Net Assets, end of period ($ x 1,000)	14,939	18,918	41,588

a	From May 13, 2008 (commencement of initial offering) to July 31, 2008.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.
g	Expense waivers and/or reimbursements amounted to less than .01%.
h	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2010, July
31, 2009 and 2008 were 36.77%, 108.07% and 125.60%, respectively.
See notes to financial statements.

The Fund 39

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	January 31, 2010	Year Ended July 31,
Class C Shares	(Unaudited)	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	12.00	12.02	12.35
Investment Operations:
Investment income—net[b]	.23	.46	.06
Net realized and unrealized
gain (loss) on investments	.67	(.02)	(.28)
Total from Investment Operations	.90	.44	(.22)
Distributions:
Dividends from investment income—net	(.23)	(.46)	(.11)
Net asset value, end of period	12.67	12.00	12.02
Total Return (%)[c]	7.45[d]	4.01	(1.81)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.65[e]	1.69	1.49[e]
Ratio of net expenses to average net assets[f]	1.65[e]	1.69	1.49[e]
Ratio of net investment income
to average net assets	3.63[e]	4.07	2.64[e]
Portfolio Turnover Rate[g]	115.21[d]	343.03	385.86
Net Assets, end of period ($ x 1,000)	52,356	50,196	54,928

a	From May 13, 2008 (commencement of initial offering) to July 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
g	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2010,
July 31, 2009 and 2008 were 36.77%, 108.07% and 125.60%, respectively.
See notes to financial statements.

Six Months Ended
January 31, 2010			Year Ended July 31,
Class I Shares	(Unaudited)	2009	2008[a]	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	12.00	12.01	12.40	12.34	12.75	12.52
Investment Operations:
Investment income—net[b]	.29	58.60		.64	.56	.51
Net realized and unrealized
gain (loss) on investments	.67	.00[c]	(.34)	.09	(.28)	.30
Total from Investment Operations	.96	.58	.26	.73	.28	.81
Distributions:
Dividends from
investment income—net	(.30)	(.59)	(.64)	(.67)	(.62)	(.58)
Dividends from net realized
gain on investments	—	—	(.01)	—	(.07)	—
Total Distributions	(.30)	(.59)	(.65)	(.67)	(.69)	(.58)
Net asset value, end of period	12.66	12.00	12.01	12.40	12.34	12.75
Total Return (%)	8.03[d]	5.27	2.05	6.02	2.35	6.40
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.62[e]	.60	.52	.53	.51	.55
Ratio of net expenses
to average net assets	.56[e]	.54	.52[f]	.53[f]	.51[f]	.53
Ratio of net investment income
to average net assets	4.72[e]	5.18	4.83	5.10	4.48	3.86
Portfolio Turnover Rate[g]	115.21[d]	343.03	385.86	492.35	439.09	644.23
Net Assets, end of period
($ x 1,000)	25,423	27,624	38,600	35,482	31,473	27,401

a	The fund commenced offering four classes of shares on May 13, 2008.The existing Institutional shares were redesignated Class I shares.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
g	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2010,
July 31, 2009, 2008, 2007, 2006 and 2005 were 36.77%, 108.07%, 125.60%, 357.70%, 270.18% and
521.83%, respectively.
See notes to financial statements.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Term Income Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective seeks to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on December 17, 2008, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to the liabilities, of Dreyfus Premier Limited Term Income Fund (“Limited Term Income”) were transferred to the fund in exchange for corresponding class of shares of Common Stock of the fund of equal value. Shareholders of Class A, Class B and Class C shares of Limited Term Income received Class A shares of the fund and shareholders of Class I shares of Limited Term Income received Class I shares of the fund, in each case in an amount equal to the aggregate net asset value of their investment in Limited Term Income at the time of the exchange.The net asset value of the fund’s shares on the close of business December 17, 2008, after the reorganization was $11.09 for Class A, $11.08 for Class I, and a total of 1,676,218 Class A shares and 536,798 Class I shares, representing net assets of $24,536,722 (including $2,679,073 net unrealized depreciation on investments) were issued to shareholders of Limited Term Income in the exchange.The exchange was a tax-free event to the Limited Term Income shareholders.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 1.2 billion shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (500 million shares authorized), Class B (100 million shares autho-

rized), Class C (100 million shares authorized) and Class I (500 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options transactions, swap transactions and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-

the-counter are valued at the mean between the bid and the asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Directors. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
U.S. Treasury	—	205,144,091	—	205,144,091
Asset-Backed	—	65,123,958	—	65,123,958
Corporate Bonds	—	595,388,855	—	595,388,855
Foreign Government	—	13,621,115	—	13,621,115
Municipal Bonds	—	31,843,891	—	31,843,891
U.S. Government Agencies/
Mortgage-Backed	—	407,776,766	—	407,776,766
Residential
Mortgage-Backed	—	4,311,764	—	4,311,764
Commercial
Mortgage-Backed	—	122,944,381	—	122,944,381
Mutual Funds	120,356,938	—	—	120,356,938
Other Financial
Instruments†	913,705	1,030,742	—	1,944,447
Liabilities ($)
Other Financial
Instruments†	(293,173)	(20,474,659)	—	(20,767,832)

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecur-ring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements.

The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a securities lending agreement with The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended January 31, 2010,The Bank of New York Mellon earned $25,030 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended July 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $85,393,312 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to July 31, 2009. If not applied, $8,440,328 of the carryover expires in fiscal 2011, $7,653,528 expires in fiscal 2012, $19,091,268 expires in fiscal 2013, $4,661,252 expires in fiscal 2014, $11,616,326 expires in fiscal 2015, $635,541 expires in fiscal 2016 and $33,295,069 expires in fiscal 2017. Based on certain provisions in the Code, some of these losses acquired from fund mergers are subject to an annual limitation.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2009 was as follows: ordinary income $59,509,754. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on January 31, 2010, the fund did not borrow under the Facilities.

The Fund 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly.

The Manager had agreed to waive receipt of its fees and/or assume the expenses of the fund from August 1, 2009 to December 31, 2009, so that the total annual operating expenses of Class A and Class I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed .85% for Class A and .53% for Class I, respectively. The reduction in expenses, pursuant to the undertaking, amounted to $179,858 during the period ended January 31, 2010.

During the period ended January 31, 2010, the Distributor retained $5,063 from commissions earned on sales of the fund’s Class A shares and $5,599 and $7,054 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended January 31, 2010, Class B and Class C shares were charged $42,023 and $195,816, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of ..25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The

Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2010, Class A, Class B and Class C shares were charged $1,444,437, $21,012 and $65,272, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended January 31, 2010, the fund was charged $384,346 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended January 31, 2010, the fund was charged $28,509 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2010, the fund was charged $84,273 pursuant to the custody agreement.

During the period ended January 31, 2010, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $476,113, Rule 12b-1 distribution plan fees $39,844, shareholder services plan fees $259,149, custodian fees $28,852, chief compliance officer fees $5,568 and transfer agency per account fees $93,920.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, options transactions, financial futures, forward contracts and swap transactions, during the period ended January 31, 2010, amounted to $1,622,999,899 and $1,638,750,998, respectively, of which $1,104,995,528 in purchases and $1,109,875,180 in sales were from mortgage dollar roll transactions.

The fund may invest in shares of certain affiliated investment companies also advised or managed by the adviser. Investments in affiliated investment companies for the period ended January 31, 2010 were as follows:

Affiliated
Investment	Value			Value % of Net
Company	7/31/2009 ($)	Purchases ($)	Sales ($)	1/31/2010 ($)	Assets
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	17,435,000	390,242,000	382,829,000	24,848,000	2.0
Dreyfus
Institutional
Cash
Advantage
Plus Fund	31,008,257	431,697,195	367,196,514	95,508,938	7.6
Total	48,443,257	821,939,195	750,025,514 120,356,938		9.6

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of January 31, 2010 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk [1]	913,705	Interest rate risk[1,2]	(16,558,280)
Foreign exchange risk [3]	1,030,742	Foreign exchange risk[4]	(952,802)
Credit risk	—	Credit risk[5]	(3,256,750)
Gross fair value of
derivatives
contracts	1,944,447		(20,767,832)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation/depreciation on futures contracts as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Outstanding options written, at value.
3	Unrealized appreciation on forward foreign currency exchange contracts.
4	Unrealized depreciation on forward foreign currency exchange contracts.
5	Unrealized depreciation on swap contracts.

The effect of derivative instruments in the Statement of Operations during the period ended January 31, 2010 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[6]	Options[7]	Contracts[8]	Swaps[9]	Total
Interest rate	(4,404,269)	3,433,865	—	—	(970,404)
Foreign
exchange	—	—	1,924,271	—	1,924,271
Credit	—	—	—	159,841	159,841
Total	(4,404,269)	3,433,865	1,924,271	159,841	1,113,708

The Fund 53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)[10]
			Foreign
Underlying risk	Futures	Options	Contracts	Swaps	Total
Interest rate	3,065,024	522,742	—	—	3,587,766
Foreign
exchange	—	—	(379,380)	—	(379,380)
Credit	—	—	—	476,820	476,820
Total	3,065,024	522,742	(379,380)	476,820	3,685,206

Statement of Operations location:

6 Net realized gain (loss) on financial futures.

7 Net realized gain (loss) on options transactions.

8 Net realized gain (loss) on forward foreign currency exchange contracts.

9 Net realized gain (loss) on swap transactions.

10 Net unrealized appreciation (depreciation) on investments, financial futures, options transactions, forward foreign currency exchange contracts and swap transactions.

During the period ended January 31, 2010, the following summarizes the average market value and percentage of average net assets:

		Average
	Value ($)	Net Assets (%)
Interest rate futures contracts	182,264,603	14.66
Interest rate options contracts	10,540,547.85
Forward contracts	58,239,661	4.69

During the period ended January 31, 2010, the following summarizes the average notional value and percentage of average net assets:

		Average
	Value ($)	Net Assets (%)
Credit default swap contracts	23,420,000	1.88

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments.

The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at January 31, 2010 are set forth in the Statement of Financial Futures.

Options: A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.The fund may purchase and write (sell) put and call options primarily to hedge against changes in security prices, securities that the fund intends to purchase, or against fluctuations in value caused by changes in prevailing market interest rates or other market conditions.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the under-

The Fund 55

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

lying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates. As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The following summarizes the fund’s call/put options written for the period ended January 31, 2010:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
July 31, 2009	168,514,000	2,160,248
Contracts written	1,037,728,000	22,992,727
Contracts terminated:
Contracts closed	393,233,000	4,430,482	4,128,760	301,722
Contracts expired	287,433,000	3,069,577	—	3,069,577
Total contracts
terminated	680,666,000	7,500,059	4,128,760	3,371,299
Contracts outstanding
January 31, 2010	525,576,000	17,652,916

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at January 31, 2010:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation)($)
Purchases:
Argentine Peso,
Expiring 2/5/2010	23,490,000	6,137,967	6,134,921	(3,046)
British Pound,
Expiring 2/25/2010	3,560,000	5,750,688	5,689,564	(61,124)
Egyptian Pound,
Expiring 2/8/2010	33,750,000	6,188,686	6,172,106	(16,580)
Hungarian Forint,
Expiring
2/5/2010	1,148,080,000	6,114,126	5,861,264	(252,862)

The Fund 57

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Malaysian Ringgit,
Expiring 2/25/2010	10,675,000	3,133,071	3,125,738	(7,333)
Philippine Peso,
Expiring 2/5/2010	281,980,000	6,138,006	6,059,134	(78,872)
Romanian Leu,
Expiring 2/5/2010	18,100,000	6,207,133	6,098,629	(108,504)
South Korean Won,
Expiring
2/26/2010	3,624,030,000	3,114,097	3,117,082	2,985
South Korean Won,
Expiring
2/26/2010	13,910,175,000	12,388,827	11,964,346	(424,481)
Sales:		Proceeds ($)
Euro,
Expiring 2/25/2010	6,520,000	9,307,822	9,039,426	268,396
Euro,
Expiring 2/25/2010	19,490,000	27,479,146	27,021,228	457,918
Euro,
Expiring 2/25/2010	13,730,000	19,336,920	19,035,477	301,443
Gross Unrealized Appreciation				1,030,742
Gross Unrealized Depreciation				(952,802)

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring.The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument.The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected on the Statement of Assets and Liabilities.Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default

The Fund 59

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

swaps on corporate issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.The following summarizes open credit default swaps entered into by the fund at January 31, 2010:

		(Pay)			Upfront
		Receive	Implied		Premiums
Reference	Notional	Fixed	Credit	Market	Receivable	Unrealized
Obligation	Amount ($)[2] Rate (%) Spread (%)[3]			Value ($)	(Payable) ($) (Depreciation) ($)

Sale Contracts:[1]
Northern
Tobacco, 5%,
6/1/2046
12/20/2011†	11,710,000[a]	1.35	10.00	(1,628,375)	—	(1,628,375)
Southern
California
Tobacco, 5%,
6/1/2037
12/20/2011†	11,710,000[a]	1.35	10.00	(1,628,375)	—	(1,628,375)
						(3,256,750)
† Expiration Date
Counterparties:

a	Citibank
1	If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.
2	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
3	Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.A credit spread identified as
“Defaulted” indicates a credit event has occurred for the referenced entity.

GAAP includes required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. There are amendments, which require additional disclosures about the current status of the payment/performance risk of a guarantee.All changes to accounting policies have been made in accordance with these amendments and are incorporated within current period as part of the Notes to the Statement of Investments and disclosures within this Note.

At January 31, 2010, accumulated net unrealized appreciation on investments was $35,073,651, consisting of $62,673,804 gross unrealized appreciation and $27,600,153 gross unrealized depreciation.

At January 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 61

Dreyfus
Short Term Income Fund

SEMIANNUAL REPORT January 31, 2010

BNY MELLON
ASSET MANAGEMENT

Dreyfus

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
22	Statement of Financial Futures
23	Statement of Options Written
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
28	Financial Highlights
31	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Short Term Income Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Short Term Income Fund, covering the six-month period from August 1, 2009, through January 31, 2010.

Fixed-income markets during the reporting period were highlighted by a broad-based rebound in security prices, as global credit markets healed and a global economic recovery gained momentum.The “risk trade,” in which assets are shifted from conservative to more aggressive investments to take advantage of improving market conditions, profited the most in this more constructive environment. Consequently, the high yield and emerging market sovereign bond markets ranked among the fixed-income market leaders, while nominal U.S.Treasury securities and other traditional safe havens continued to lag on a relative performance basis.

We believe investors probably will need to be more selective in 2010 as the risk trade runs its course. Instead, investment success over the foreseeable future is more likely to be delivered through a selective security evaluation process that favors high-quality, actively managed investments. Of course, your financial advisor is best suited to help you navigate through this developing economic cycle and recommend appropriate ways for you to seek potential opportunities while maintaining your future goals within the appropriate level of risk you’re willing to accept.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
February 16, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2009, through January 31, 2010, as provided by David Bowser, CFA, and Peter Vaream, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended January 31, 2010, Dreyfus Short Term Income Fund’s Class B shares produced a total return of 5.03%, Class D shares produced a total return of 5.38% and Class P shares produced a total return of 5.49%.1 In comparison, the fund’s benchmark, the BofA Merrill Lynch 1-5 Year Corporate/Government Index (the “Index”), achieved a total return of 3.01% for the same period.2

Higher yielding sectors of the U.S. bond market continued to rally during the reporting period as credit markets thawed and the U.S. economy gradually recovered.The fund produced higher returns than its benchmark over the reporting period, primarily due to its overweight exposure to investment-grade corporate bonds, high yield bonds, commercial mortgages and asset-backed securities.

The Fund’s Investment Approach

The fund seeks to maximize total returns consisting of capital appreciation and current income.To pursue this goal, the fund invests at least 80% of its assets in fixed-income securities of U.S. or foreign issuers rated investment grade or the unrated equivalent as determined by Dreyfus. This may include U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including CMOs) and foreign bonds. For additional yield, the fund may invest up to 20% of its assets in fixed-income securities rated below investment grade (“high yield” or “junk” bonds). Typically, the fund’s portfolio can be expected to have an average effective maturity and an average effective duration of three years or less.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Bond Market Rallied as the U.S. Economy Recovered

The reporting period began well after the wake of a global banking crisis and deep recession that had produced steep declines among the various fixed income markets and other long-term asset classes.

Investor sentiment continued to improve as the stimulative efforts put forth by the Federal Reserve and U.S. government gained traction. The recovery was particularly impressive for high yield bonds, investment-grade corporate bonds, emerging market debt securities and certain mortgage- and asset-backed securities.Within the U.S.Treasury market, short- and intermediate-term bonds generally rallied while long-term bonds lost a modest degree of value, on average, due to a revival of concerns regarding potential inflation down the road.

Sector Allocation Strategy Produced Strong Results

The fund benefited in this environment from its underweight exposure to U.S.Treasury securities and overweight positions in investment-grade corporate bonds, high yield bonds, commercial mortgage-backed securities and asset-backed securities.The fund’s holdings in the investment-grade corporate sector were broadly diversified across industry groups to mitigate some of the risk inherent in an emphasis on bonds rated “triple-B,” the lowest and top-performing investment-grade credit tier during the reporting period.The fund’s holdings of high yield bonds emphasized issuers in non-cyclical industry groups, including the health care and utilities industry sectors. We focused on high yield issuers that we believed had sound underlying assets.The fund’s positions in commercial mortgages focused on AAA-rated, seasoned securities that were issued before banks relaxed their credit standards.The fund also benefited from high-quality asset-backed securities backed by automobile loans and credit card receivables.

4

In order to focus on adding value through our sector allocation and security selection strategies, we generally maintained the fund’s average duration in a range that was roughly in line with the benchmark. In addition, the fund benefited from a focus on bonds with maturities in the five-year range, where the rally was relatively robust.

Maintaining a Disciplined Approach to Security Selection

As of the reporting period’s end, we believe that higher yielding bonds have room for further gains while a sub-par U.S. economic recovery continues to gain momentum. However, we are aware that the bulk of the bond market rally probably is behind us, and we expect the Fed to pare back some of its remedial programs in 2010.Therefore, we believe that security selection will become a more critical determinant of fund performance over the foreseeable future, an environment to which our research-intensive approach may be particularly well suited.As market conditions change, we are prepared to adjust our strategies, including reducing the fund’s exposure to higher-yielding bonds in favor of U.S. Treasury securities and U.S. government agency securities.

February 16, 2010

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the applicable contingent deferred sales charge imposed on redemptions in the case of
Class B shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The BofA Merrill Lynch 1-5Year Corporate/Government Index is a market value-weighted index that tracks the performance of publicly placed, non-convertible, fixed-rate, coupon-bearing, investment-grade U.S. domestic debt. Maturities of the securities range from one to five years. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short Term Income Fund from August 1, 2009 to January 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2010
	Class B	Class D	Class P
Expenses paid per $1,000†	$ 7.60	$ 4.66	$ 4.71
Ending value (after expenses)	$1,050.30	$1,053.80	$1,054.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2010
	Class B	Class D	Class P
Expenses paid per $1,000†	$ 7.48	$ 4.58	$ 4.63
Ending value (after expenses)	$1,017.80	$1,020.67	$1,020.62

† Expenses are equal to the fund’s annualized expense ratio of 1.47% for Class B, .90% for Class D and .91% for Class P, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
January 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—97.4%	Rate (%)	Date	Amount ($)		Value ($)
Advertising—.1%
Lamar Media,
Gtd. Notes	6.63	8/15/15	189,000		182,857
Agriculture—1.1%
Altria Group,
Gtd. Notes	8.50	11/10/13	1,585,000		1,872,852
Philip Morris International,
Sr. Unscd. Notes	4.88	5/16/13	775,000		834,918
					2,707,770
Asset-Backed Ctfs./
Auto Receivables—3.1%
Americredit Automobile Receivables
Trust, Ser. 2007-CM, Cl. A3A	5.42	5/7/12	468,065		475,049
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. E	6.96	3/8/16	389,146	[a]	359,216
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A3A	5.13	4/16/12	576,287		587,539
Carmax Auto Owner Trust,
Ser. 2006-2, Cl. B	5.31	4/16/12	565,000		587,365
Chrysler Financial Auto
Securitization Trust,
Ser. 2009-B, Cl. B	2.94	6/8/13	530,000		530,327
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. B	5.30	6/15/12	1,875,000		1,975,458
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	300,000	[a]	320,768
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	775,252		789,523
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. D	5.22	7/15/15	575,563	[a]	578,743
Wachovia Auto Loan Owner Trust,
Ser. 2006-1, Cl. C	5.22	11/20/12	740,000	[a]	755,215
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. C	5.45	10/22/12	280,000		288,151
					7,247,354
Asset-Backed Ctfs./
Credit Cards—.1%
GE Capital Credit Card Master Note
Trust, Ser. 2005-1, Cl. B	0.40	3/15/13	275,000	[b]	275,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Credit Cards (continued)
Triad Auto Receivables Owner
Trust, Ser. 2007-B, Cl. A2A	5.30	10/12/11	99,597		99,869
					374,869
Asset-Backed Ctfs./
Home Equity Loans—2.2%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	993,025	[b]	976,228
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	1,674,671	[b]	1,552,246
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.55	10/25/35	509,789	[b]	469,783
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	1,888,191	[b]	1,478,857
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	121,740		122,019
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.68	7/25/35	197,449	[b]	195,033
Morgan Stanley Capital,
Ser. 2004-NC1, Cl. M2	1.78	12/27/33	306,075	[b]	255,916
Residential Asset Mortgage
Products, Ser. 2003-RS9,
Cl. MI1	5.80	10/25/33	474,954	[b]	245,196
					5,295,278
Automobiles—.2%
Goodyear Tire & Rubber,
Gtd. Notes	8.63	12/1/11	460,000		478,400
Banks—8.1%
Bank of America,
Sr. Unscd. Notes	7.38	5/15/14	1,880,000		2,132,845
Barclays Bank,
Sr. Unscd. Notes, Ser. 1	5.00	9/22/16	470,000		483,825
Barclays Bank,
Sr. Unscd. Notes	5.20	7/10/14	780,000		835,006
Barclays Bank,
Sr. Unscd. Notes	6.75	5/22/19	230,000		257,261
Barclays Bank,
Sub. Notes	10.18	6/12/21	232,000	[a]	307,001
Capital One Financial,
Sr. Unscd. Notes	7.38	5/23/14	750,000		859,300

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Banks (continued)
Charter One Bank,
Sr. Unscd. Notes	5.50	4/26/11	1,435,000		1,467,216
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	2,250,000		2,365,092
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.85	6/16/11	900,000		939,969
JPMorgan Chase & Co.,
Sr. Unscd. Notes	5.38	1/15/14	2,385,000		2,561,638
Lloyds TSB Bank,
Gtd. Notes	4.38	1/12/15	1,200,000	[a]	1,194,282
M&T Bank,
Sr. Unscd. Bonds	5.38	5/24/12	705,000	[c]	751,139
Morgan Stanley,
Sr. Unscd. Notes	6.00	4/28/15	300,000		323,312
Northern Trust,
Sr. Unscd. Notes	5.30	8/29/11	575,000		612,478
PNC Funding,
Gtd. Notes	5.40	6/10/14	760,000		828,414
Sovereign Bancorp,
Sr. Unscd. Notes	4.80	9/1/10	1,075,000	[b]	1,101,283
UBS AG Stamford,
Sr. Unscd. Notes	3.88	1/15/15	575,000		574,744
Wells Fargo Capital XIII,
Gtd. Secs.	7.70	12/29/49	1,470,000	[b]	1,433,250
					19,028,055
Building & Construction—.2%
Masco,
Sr. Unscd. Notes	0.55	3/12/10	390,000	[b]	389,395
Chemicals—.3%
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	450,000		539,060
Sherwin-Williams,
Sr. Unscd. Notes	3.13	12/15/14	295,000		298,238
					837,298
Commercial & Professional
Services—1.0%
Aramark,
Gtd. Notes	8.50	2/1/15	456,000	[c]	459,420
ERAC USA Finance,
Gtd. Notes	5.60	5/1/15	720,000	[a]	758,026

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial & Professional
Services (continued)
Erac USA Finance,
Gtd. Notes	5.90	11/15/15	1,100,000	[a]	1,179,587
					2,397,033
Commercial Mortgage
Pass-Through Ctfs.—7.6%
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A1	5.00	9/10/47	601,550		607,327
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A2	5.17	9/10/47	675,000		686,748
Bayview Commercial Asset Trust,
Ser. 2006-SP1, Cl. A1	0.50	4/25/36	98,311	[a,b]	88,316
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	0.59	4/25/34	236,463	[a,b]	185,370
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. M2	1.43	4/25/34	326,368	[a,b]	183,921
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B2	1.93	4/25/36	126,703	[a,b]	38,753
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. B2	2.63	1/25/36	394,052	[a,b]	89,692
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	3.23	11/25/35	143,571	[a,b]	38,574
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.69	9/11/38	375,000	[b]	392,900
Citigroup Commercial Mortgage
Trust, Ser. 2006-C5, Cl. A1	5.27	10/15/49	752,029		771,637
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C1,
Cl. A2	5.51	2/15/39	1,200,000		1,215,068
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	1,300,000	[a]	1,365,000
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	460,000	[a]	483,000
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	1,035,000	[a]	1,086,750
CS First Boston Mortgage
Securities, Ser. 2005-C4, Cl. A2	5.02	8/15/38	1,250,000		1,254,165
First Union National Bank
Commercial Mortgage,
Ser. 2001-C2, Cl. A2	6.66	1/12/43	369,707		383,552

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. B	0.48	3/6/20	1,630,000	[a,b]	1,433,023
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. F	0.71	3/6/20	730,000	[a,b]	621,530
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	1.28	3/6/20	350,000	[a,b]	287,109
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A3	4.45	1/12/38	690,000		699,147
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A1	5.04	12/15/44	1,430,805		1,432,843
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2001-CIBC, Cl. D	6.75	3/15/33	955,000		973,632
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.21	11/12/37	350,000	[b]	355,138
Morgan Stanley Capital I,
Ser. 2005-HQ5, Cl. A2	4.81	1/14/42	27,969		27,964
Morgan Stanley Dean Witter
Capital I, Ser. 2001-TOP3, Cl. A4	6.39	7/15/33	1,331,433		1,392,164
SBA CMBS Trust,
Ser. 2006-1A, Cl. A	5.31	11/15/36	1,695,000	[a]	1,747,969
					17,841,292
Computers—.3%
Hewlett-Packard,
Sr. Unscd. Notes	2.25	5/27/11	405,000		413,050
Hewlett-Parkard,
Sr. Unscd. Notes	2.95	8/15/12	410,000		423,909
					836,959
Diversified Financial Services—5.8%
American Express Credit,
Sr. Unscd. Notes	5.13	8/25/14	130,000		138,547
American Express Credit,
Sr. Unscd. Notes, Ser. C	7.30	8/20/13	155,000		176,242
American Express,
Sr. Unscd. Notes	7.25	5/20/14	840,000		960,617

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Diversified Financial
Services (continued)
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	212,000	[b]	200,870
Amvescap,
Gtd. Notes	5.38	2/27/13	380,000		390,787
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	765,000		929,248
Caterpillar Financial Services,
Sr. Unscd. Notes	5.13	10/12/11	765,000		815,584
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	725,000		818,647
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	280,000		288,855
Credit Suisse Guernsey,
Jr. Sub. Notes	5.86	12/31/49	660,000	[b]	584,100
Credit Suisse USA,
Gtd. Notes	5.50	8/16/11	1,255,000		1,335,771
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	475,000		568,066
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	1,170,000		1,178,473
Fresenius US Finance II,
Gtd. Notes	9.00	7/15/15	460,000	[a]	517,500
General Electric Capital,
Sr. Unscd. Notes	4.80	5/1/13	1,155,000		1,224,610
General Electric Capital,
Sr. Unscd. Notes, Ser. A	5.45	1/15/13	900,000		967,790
General Electric Capital,
Sr. Unscd. Notes	5.90	5/13/14	245,000		267,412
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	1,080,000	[a]	1,136,760
Hutchison Whampoa International,
Gtd. Notes	4.63	9/11/15	570,000	[a,c]	581,737
Jefferies Group,
Sr. Unscd. Notes	7.75	3/15/12	368,000		402,740
Leucadia National,
Sr. Unscd. Notes	7.00	8/15/13	270,000	[c]	276,075
					13,760,431

12

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Electric Utilities—3.3%
AES,
Sr. Unscd. Notes	7.75	10/15/15	470,000		473,525
Appalachian Power,
Sr. Unscd. Notes, Ser. O	5.65	8/15/12	315,000		342,323
Columbus Southern Power,
Sr. Unscd. Notes	6.05	5/1/18	150,000		163,333
Duke Energy Ohio,
First Mortgage Notes	2.10	6/15/13	925,000		925,169
Enel Finance International,
Gtd. Notes	5.70	1/15/13	250,000	[a]	273,776
FPL Group Capital,
Gtd. Debs.	5.63	9/1/11	1,520,000		1,619,479
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	724,000		803,822
NiSource Finance,
Gtd. Notes	6.15	3/1/13	545,000		596,329
PacifiCorp,
First Mortgage Bonds	6.90	11/15/11	2,265,000		2,489,303
					7,687,059
Environmental Control—1.1%
Allied Waste North America,
Gtd. Notes, Ser. B	7.13	5/15/16	210,000		226,563
Allied Waste North America,
Gtd. Notes	7.25	3/15/15	310,000		322,743
Republic Services,
Gtd. Notes	5.50	9/15/19	245,000	[a]	254,551
Veolia Environnement,
Sr. Unscd. Notes	5.25	6/3/13	920,000		989,029
Waste Management,
Gtd. Notes	6.38	3/11/15	725,000		820,739
					2,613,625
Food & Beverages—1.7%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	7.20	1/15/14	1,565,000	[a]	1,791,246
Diageo Capital,
Gtd. Notes	7.38	1/15/14	975,000		1,149,151
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	145,000		157,551

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Food & Beverages (continued)
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	530,000		568,355
Stater Brothers Holdings,
Gtd. Notes	7.75	4/15/15	116,000		118,900
Stater Brothers Holdings,
Gtd. Notes	8.13	6/15/12	131,000		132,965
					3,918,168
Foreign/Governmental—1.2%
Federal Republic of Brazil,
Sr. Unscd. Notes	7.88	3/7/15	410,000	[c]	479,290
Province of Ontario,
Sr. Unscd. Bonds	4.38	2/15/13	760,000		816,023
Province of Quebec Canada,
Unscd. Debs., Ser. PJ	6.13	1/22/11	685,000	[c]	722,933
State of Qatar,
Sr. Notes	4.00	1/20/15	480,000	[a]	483,000
United Mexican States,
Unscd. Notes, Ser. A	5.88	1/15/14	225,000	[c]	248,625
					2,749,871
Health Care—2.9%
Boston Scientific,
Sr. Unscd. Notes	4.50	1/15/15	1,600,000		1,613,624
Boston Scientific,
Sr. Unscd. Notes	6.25	11/15/15	718,000	[b]	775,640
Community Health Systems,
Gtd. Notes	8.88	7/15/15	460,000		476,675
Davita,
Gtd. Notes	6.63	3/15/13	470,000		473,525
Lincoln National,
Sr. Unscd. Notes	8.75	7/1/19	1,110,000		1,351,211
Medco Health Solutions,
Sr. Unscd. Notes	7.25	8/15/13	725,000		827,865
Wyeth,
Gtd. Notes	6.95	3/15/11	1,150,000	[b]	1,225,618
					6,744,158
Manufacturing—.3%
Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	600,000	[a]	628,500

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Media—4.1%
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	8.00	4/15/12	60,000		63,975
Clear Channel Worldwide,
Gtd. Notes	9.25	12/15/17	15,000	[a,c]	15,412
Clear Channel Worldwide,
Gtd. Notes	9.25	12/15/17	515,000	[a]	533,025
Comcast,
Gtd. Notes	5.50	3/15/11	780,000	[c]	817,215
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	650,000	[a]	703,127
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	100,000	[a]	106,500
Dish DBS,
Gtd. Notes	7.75	5/31/15	265,000		274,275
News America,
Gtd. Notes	5.30	12/15/14	735,000		807,856
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	310,000		328,854
Reed Elsevier Capital,
Gtd. Notes	7.75	1/15/14	900,000		1,043,607
Time Warner Cable,
Gtd. Notes	5.40	7/2/12	1,400,000		1,507,646
Time Warner Cable,
Gtd. Notes	6.20	7/1/13	1,380,000		1,524,770
Time Warner,
Gtd. Notes	5.88	11/15/16	1,150,000		1,260,178
Time Warner,
Gtd. Notes	6.75	4/15/11	695,000		739,376
					9,725,816
Mining—.3%
Rio Tinto Finance USA,
Gtd. Notes	5.88	7/15/13	540,000		589,328
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	50,000		57,375
					646,703
Office And Business Equipment—.4%
Xerox,
Sr. Unscd. Notes	8.25	5/15/14	730,000		859,347

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Oil & Gas—1.3%
Chesapeake Energy,
Gtd. Notes	9.50	2/15/15	510,000		558,450
EQT,
Sr. Unscd. Notes	8.13	6/1/19	215,000		259,504
Husky Energy,
Sr. Unscd. Notes	5.90	6/15/14	725,000		799,086
Marathon Oil,
Sr. Unscd. Notes	6.50	2/15/14	445,000		501,314
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	435,000		486,651
Valero Energy,
Gtd. Notes	9.38	3/15/19	435,000		530,636
					3,135,641
Packaging & Containers—.2%
Bemis Company,
Sr. Unscd. Notes	5.65	8/1/14	435,000		472,923
Paper & Paper Related—.2%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	205,000	[a]	210,125
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	310,000	[a]	333,250
					543,375
Pipelines—.9%
El Paso,
Sr. Unscd. Notes	8.25	2/15/16	485,000		525,012
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.63	2/15/15	910,000		995,999
Plains All American Pipeline,
Gtd. Notes	4.25	9/1/12	650,000		680,473
					2,201,484
Property & Casualty Insurance—2.6%
Jackson National Life Global
Funding, Sr. Scd. Notes	5.38	5/8/13	590,000	[a]	635,326
Metropolitan Life Global
Funding I, Sr. Scd. Notes	5.13	4/10/13	1,000,000	[a]	1,078,078
Nippon Life Insurance,
Sub. Notes	4.88	8/9/10	1,050,000	[a]	1,064,532

16

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Property & Casualty
Insurance (continued)
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	548,000	655,016
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	625,000	652,971
Prudential Financial,
Sr. Unscd. Notes	5.10	12/14/11	485,000	512,038
Willis North America,
Gtd. Notes	7.00	9/29/19	1,360,000	1,429,519
				6,027,480
Real Estate—3.6%
Arden Realty,
Gtd. Notes	5.25	3/1/15	475,000	497,905
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	620,000	661,102
Duke Realty,
Sr. Unscd. Notes	5.88	8/15/12	570,000	596,418
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	165,000	171,105
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	345,000	341,228
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	305,000	327,031
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	1,165,000	1,177,965
HRPT Properties Trust,
Sr. Unscd. Notes	0.85	3/16/11	462,000 [b]	431,235
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	165,000	161,254
Mack-Cali Realty,
Sr. Unscd. Notes	5.05	4/15/10	550,000	552,560
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	300,000	309,537
Regency Centers,
Gtd. Notes	5.88	6/15/17	370,000	366,694
Simon Property Group,
Sr. Unscd. Notes	4.20	2/1/15	930,000	946,043

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Real Estate (continued)
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	337,000		337,883
Simon Property Group,
Sr. Unscd. Notes	5.88	3/1/17	443,000		465,522
WEA Finance,
Gtd. Notes	7.13	4/15/18	660,000	[a]	735,296
WEA Finance,
Gtd. Notes	7.50	6/2/14	320,000	[a]	365,430
					8,444,208
Residential Mortgage
Pass-Through Ctfs.—.3%
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	3.53	12/25/34	410,816	[b]	315,276
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	0.58	5/25/36	422,921	[b]	339,867
					655,143
Retail—.6%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	805,000		875,776
Staples,
Gtd. Notes	9.75	1/15/14	405,000		494,459
					1,370,235
State/Territory General Obligations—1.6%
Erie Tobacco Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	815,000		679,319
Illinois
GO	4.42	1/1/15	640,000		654,176
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	790,000		637,980
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	2,082,000		1,762,725
					3,734,200

18

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Telecommunications—2.7%
AT & T,
Gtd. Notes	7.30	11/15/11	565,000 [b]	624,924
CC Holdings,
Sr. Scd. Notes	7.75	5/1/17	395,000 [a]	427,588
Cellco Partnership/Verizon
Wireless Capital,
Sr. Unscd. Notes	5.55	2/1/14	1,100,000	1,214,312
General Electric Capital,
Gtd. Notes	3.00	12/9/11	2,250,000	2,337,125
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	1,230,000	1,314,859
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	350,000	413,405
				6,332,213
Textiles & Apparel—.2%
Mohawk Industries,
Sr. Unscd. Notes	6.50	1/15/11	520,000	534,300
U.S. Government Agencies/
Mortgage-Backed—13.2%
Federal Home Loan Mortgage Corp.:
1.70%, 12/17/12			6,220,000 [d]	6,214,502
3.50%, 9/1/10			147,290 [d]	147,950
4.00%, 3/1/10—4/1/10			3,264,414 [d]	3,295,247
4.13%, 4/15/14			4,325,000 [d]	4,646,551
4.50%, 7/15/13			4,940,000 [d]	5,373,095
6.50%, 6/1/32			2,143 [d]	2,340
Stripped Security, Interest
Only Class, Ser. 1987,
Cl. PI, 7.00%, 9/15/12			30,321 [d,e]	1,841
Federal National Mortgage Association:
4.00%, 2/1/10—5/1/10			648,058 [d]	650,063
Bonds, Ser. 1, 4.75%, 11/19/12			8,638,000 [d]	9,411,023
5.38%, 11/15/11			75,000 [d]	81,045
5.62%, 12/1/11			786,272 [d]	836,366
Gtd. Pass-Through Ctfs., Ser. 2003-49,
Cl. JE, 3.00%, 4/25/33			412,291 [d]	409,253

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Government National Mortgage Association II:
7.00%, 12/20/30—4/20/31	17,585	19,562
7.50%, 11/20/29—12/20/30	19,289	21,725
		31,110,563
U.S. Government Securities—24.6%
U.S. Treasury Notes:
0.88%, 4/30/11	18,345,000	18,456,079
1.00%, 8/31/11	14,280,000	14,375,947
1.38%, 9/15/12	715,000	718,408
2.00%, 11/30/13	10,600,000	10,685,298
2.75%, 7/31/10	1,135,000	1,149,898
3.50%, 2/15/18	1,752,000	1,774,312
4.88%, 5/31/11	10,280,000	10,886,366
		58,046,308
Total Bonds and Notes
(cost $224,771,938)		229,558,311

Short-Term Investments—.3%
U.S. Treasury Bills;
0.06%, 4/22/10
(cost $674,917)	675,000 [f]	674,910

Other Investment—2.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,796,000)	5,796,000 [g]	5,796,000

20

Investment of Cash Collateral
for Securities Loaned—1.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $3,746,580)	3,746,580 [g]	3,746,580

Total Investments (cost $234,989,435)	101.8%	239,775,801
Liabilities, Less Cash and Receivables	(1.8%)	(4,167,818)
Net Assets	100.0%	235,607,983

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities had a total market value of $ 24,976,604 or 10.6% of net assets.
b Variable rate security—interest rate subject to periodic change.
c Security, or portion thereof, on loan. At January 31, 2010, the total market value of the fund’s securities on loan is
$3,620,241 and the total market value of the collateral held by the fund is $3,746,580.
d On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.
As such, the FHFA will oversee the continuing affairs of these companies.
e Notional face amount shown.
f Held by a broker as collateral for open financial futures positions.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)		Value (%)
Corporate Bonds	43.5	State/Government General Obligations	1.6
U.S. Government & Agencies	37.8	Foreign/Governmental	1.2
Asset/Mortgage-Backed	13.3
Short-Term/Money Market Investments	4.4		101.8

† Based on net assets.
See notes to financial statements.

The Fund 21

STATEMENT OF FINANCIAL FUTURES
January 31, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 1/31/2010 ($)
Financial Futures Long
U.S. Treasury 2 Year Notes	144	31,385,249	March 2010	70,499
U.S. Treasury 5 Year Notes	196	22,826,344	March 2010	29,904
Financial Futures Short
U.S. Treasury 10 Year Notes	202	(23,867,563)	March 2010	313,031
				413,434

See notes to financial statements.

22

STATEMENT OF OPTIONS WRITTEN
January 31, 2010 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
U.S. Treasury 5 Year Notes
February 2010 @ 115.50	4,000,000 [a]	(44,375)
Put Options:
U.S. Treasury 5 Year Notes
February 2010 @ 115.50	4,000,000 [a]	(5,938)
2-Year USD LIBOR-BBA,
April 2010 @ 2.25	34,534,000 [a]	(4,080)
(Premiums Received $78,245)		(54,393)

USD—US Dollar
LIBOR—London Interbank Offered Rate
BBA—British Bankers Association
a Non-income producing security.
See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2010 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $3,620,241)—Note 1(c):
Unaffiliated issuers		225,446,855	230,233,221
Affiliated issuers		9,542,580	9,542,580
Receivable for investment securities sold			12,210,189
Dividends and interest receivable			2,011,568
Receivable for shares of Common Stock subscribed			281,364
Prepaid expenses			19,217
			254,298,139
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			177,118
Cash overdraft due to Custodian			29,667
Payable for investment securities purchased			14,310,267
Liability for securities on loan—Note 1(c)			3,746,580
Payable for shares of Common Stock redeemed			298,245
Outstanding options written, at value (premiums received
$78,245)—See Statement of Options Written			54,393
Payable for futures variation margin—Note 4			7,876
Accrued expenses			66,010
			18,690,156
Net Assets ($)			235,607,983
Composition of Net Assets ($):
Paid-in capital			326,390,613
Accumulated distributions in excess of investment income—net			(755,911)
Accumulated net realized gain (loss) on investments			(95,250,371)
Accumulated net unrealized appreciation (depreciation) on
investments and options transactions (including $413,434
net unrealized appreciation on financial futures)			5,223,652
Net Assets ($)			235,607,983

Net Asset Value Per Share
	Class B	Class D	Class P
Net Assets ($)	2,319,594	231,876,629	1,411,760
Shares Outstanding	217,365	21,703,845	131,982
Net Asset Value Per Share ($)	10.67	10.68	10.70

See notes to financial statements.

24

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2010 (Unaudited)

Investment Income ($):
Income:
Interest	4,676,927
Income from securities lending—Note 1(c)	11,214
Dividends;
Affiliated issuers	3,139
Total Income	4,691,280
Expenses:
Management fee—Note 3(a)	561,852
Shareholder servicing costs—Note 3(c)	361,014
Professional fees	25,659
Registration fees	18,453
Custodian fees—Note 3(c)	13,980
Prospectus and shareholders’ reports	11,328
Distribution fees—Note 3(b)	5,735
Loan commitment fees—Note 2	2,942
Directors’ fees and expenses—Note 3(d)	1,048
Miscellaneous	27,545
Total Expenses	1,029,556
Less—reduction in fees due to earnings credits—Note 1(c)	(7,735)
Net Expenses	1,021,821
Investment Income—Net	3,669,459
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,787,770
Net realized gain (loss) on financial futures	(245,016)
Net realized gain (loss) on options transactions	319,719
Net Realized Gain (Loss)	1,862,473
Net unrealized appreciation (depreciation) on investments	5,345,922
Net unrealized appreciation (depreciation) on financial futures	756,311
Net unrealized appreciation (depreciation) on options transactions	(59,948)
Net unrealized appreciation (depreciation)	6,042,285
Net Realized and Unrealized Gain (Loss) on Investments	7,904,758
Net Increase in Net Assets Resulting from Operations	11,574,217

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2010	Year Ended
	(Unaudited)	July 31, 2009
Operations ($):
Investment income—net	3,669,459	8,148,012
Net realized gain (loss) on investments	1,862,473	(8,673,465)
Net unrealized appreciation
(depreciation) on investments	6,042,285	8,704,819
Net Increase (Decrease) in Net Assets
Resulting from Operations	11,574,217	8,179,366
Dividends to Shareholders from ($):
Investment income—net:
Class B Shares	(40,374)	(128,317)
Class D Shares	(4,403,044)	(8,373,648)
Class P Shares	(28,389)	(59,185)
Total Dividends	(4,471,807)	(8,561,150)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class B Shares	598,622	1,046,260
Class D Shares	45,142,856	30,887,353
Class P Shares	417,593	256,496
Dividends reinvested:
Class B Shares	36,339	112,985
Class D Shares	3,748,946	7,133,067
Class P Shares	25,521	52,104
Cost of shares redeemed:
Class B Shares	(868,514)	(3,020,546)
Class D Shares	(23,860,009)	(51,840,666)
Class P Shares	(427,317)	(629,241)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	24,814,037	(16,002,188)
Total Increase (Decrease) in Net Assets	31,916,447	(16,383,972)
Net Assets ($):
Beginning of Period	203,691,536	220,075,508
End of Period	235,607,983	203,691,536
Undistributed (distribution in excess of)
investment income—net	(755,911)	46,437

26

	Six Months Ended
	January 31, 2010	Year Ended
	(Unaudited)	July 31, 2009
Capital Share Transactions:
Class Ba
Shares sold	56,836	105,413
Shares issued for dividends reinvested	3,648	11,436
Shares redeemed	(82,764)	(305,093)
Net Increase (Decrease) in Shares Outstanding	(22,280)	(188,244)
Class Da
Shares sold	4,283,959	3,095,472
Shares issued for dividends reinvested	354,685	718,610
Shares redeemed	(2,259,547)	(5,211,091)
Net Increase (Decrease) in Shares Outstanding	2,379,097	(1,397,009)
Class P
Shares sold	39,295	25,431
Shares issued for dividends reinvested	2,414	5,249
Shares redeemed	(40,112)	(62,618)
Net Increase (Decrease) in Shares Outstanding	1,597	(31,938)

a	During the period ended January 31, 2010, 43,347 Class B shares representing $454,306 were automatically converted to 43,296 Class D shares and during the year ended July 31, 2009, 117,232 Class B shares representing $1,153,445 were automatically converted to 117,182 Class D shares.
See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2010			Year Ended July 31,
Class B Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	10.34	10.32	10.81	10.82	11.03	11.13
Investment Operations:
Investment income—net[a]	.14	.34	.38	.38	.32	.21
Net realized and unrealized
gain (loss) on investments	.38	.05	(.46)	.03	(.12)	.05
Total from Investment Operations	.52	.39	(.08)	.41	.20	.26
Distributions:
Dividends from investment
income—net	(.19)	(.37)	(.40)	(.42)	(.39)	(.35)
Dividends from net realized
gain on investments	—	—	(.01)	—	(.02)	(.01)
Total Distributions	(.19)	(.37)	(.41)	(.42)	(.41)	(.36)
Net asset value, end of period	10.67	10.34	10.32	10.81	10.82	11.03
Total Return (%)[b]	5.03[c]	3.96	(.78)	3.84	1.81	2.37
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.47[d]	1.70	1.57	1.56	1.50	1.50
Ratio of net expenses
to average net assets	1.47[d,e]	1.70[e]	1.57[e]	1.56	1.50	1.50
Ratio of net investment income
to average net assets	2.73[d]	3.50	3.62	3.46	2.92	1.88
Portfolio Turnover Rate	55.33[c]	99.46[f]	86.45[f]	146.57	181.07[f]	494.93[f]
Net Assets, end of period
($ x 1,000)	2,320	2,479	4,417	5,746	7,905	11,586

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
f	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended July 31, 2009, 2008,
2006 and 2005, were 98.62%, 86.39%, 169.73% and 463.30%, respectively.
See notes to financial statements.

28

Six Months Ended
January 31, 2010			Year Ended July 31,
Class D Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	10.34	10.33	10.81	10.82	11.03	11.13
Investment Operations:
Investment income—net[a]	.17	.42	.46	.45	.39	.28
Net realized and unrealized
gain (loss) on investments	.38	.03	(.45)	.03	(.12)	.05
Total from Investment Operations	.55	.45	.01	.48	.27	.33
Distributions:
Dividends from investment
income—net	(.21)	(.44)	(.48)	(.49)	(.46)	(.42)
Dividends from net realized
gain on investments	—	—	(.01)	—	(.02)	(.01)
Total Distributions	(.21)	(.44)	(.49)	(.49)	(.48)	(.43)
Net asset value, end of period	10.68	10.34	10.33	10.81	10.82	11.03
Total Return (%)	5.38[b]	4.66	.02	4.49	2.48	2.99
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.90[c]	.95	.89	.90	.86	.88
Ratio of net expenses
to average net assets	.90[c,d]	.95[d]	.89[d]	.90	.86	.88
Ratio of net investment income
to average net assets	3.27[c]	4.25	4.30	4.12	3.55	2.52
Portfolio Turnover Rate	55.33[b]	99.46[e]	86.45[e]	146.57	181.07[e]	494.93[e]
Net Assets, end of period
($ x 1,000)	231,877 199,863		213,980	261,164	315,555	434,779

a	Based on average shares outstanding at each month end.
b	Annualized.
c	Not annualized.
d	Expense waivers and/or reimbursements amounted to less than .01%.
e	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended July 31, 2009, 2008,
2006 and 2005, were 98.62%, 86.39%, 169.73% and 463.30%, respectively.
See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
January 31, 2010			Year Ended July 31,
Class P Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	10.36	10.34	10.82	10.83	11.04	11.15
Investment Operations:
Investment income—net[a]	.18	.42	.47	.45	.39	.30
Net realized and unrealized
gain (loss) on investments	.37	.04	(.46)	.03	(.12)	.02
Total from Investment Operations	.55	.46	.01	.48	.27	.32
Distributions:
Dividends from investment
income—net	(.21)	(.44)	(.48)	(.49)	(.46)	(.42)
Dividends from net realized
gain on investments	—	—	(.01)	—	(.02)	(.01)
Total Distributions	(.21)	(.44)	(.49)	(.49)	(.48)	(.43)
Net asset value, end of period	10.70	10.36	10.34	10.82	10.83	11.04
Total Return (%)	5.49[b]	4.66	.02	4.50	2.46	3.01
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.91[c]	.96	.89	.90	.88	.86
Ratio of net expenses
to average net assets	.91[c,d]	.96[d]	.89[d]	.90	.88	.86
Ratio of net investment income
to average net assets	3.29[c]	4.24	4.32	4.12	3.56	2.59
Portfolio Turnover Rate	55.33[b]	99.46[e]	86.45[e]	146.57	181.07[e]	494.93[e]
Net Assets, end of period
($ x 1,000)	1,412	1,350	1,678	3,308	4,025	7,674

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	Expense waivers and/or reimbursements amounted to less than .01%.
e	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended July 31, 2009, 2008,
2006 and 2005, were 98.62%, 86.39%, 169.73% and 463.30%, respectively.
See notes to financial statements.

30

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Short Term Income Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective seeks to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class B (100 million shares authorized), Class D (500 million shares authorized) and Class P (100 million shares authorized). Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class D shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class D and Class P shares are sold at net asset value per share only to institutional investors. Class D shares purchased at net asset value (an investment of $250,000 or more) will have a CDSC imposed on redemptions made within eighteen months of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indem-nifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options transactions, swap transactions and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service

32

approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Directors. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuers and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund’s investments:

	Level 1—	Level 2—Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
U.S. Treasury	—	58,721,218	—	58,721,218
Asset-Backed	—	12,917,501	—	12,917,501
Corporate Bonds	—	102,503,433	—	102,503,433
Foreign Government	—	2,749,871	—	2,749,871
Municipal Bonds	—	3,734,200	—	3,734,200
U.S. Government
Agencies/
Mortgage-Backed	—	31,110,563	—	31,110,563
Residential
Mortgage-Backed	—	655,143	—	655,143
Commercial
Mortgage-Backed	—	17,841,292	—	17,841,292
Mutual Funds	9,542,580	—	—	9,542,580
Other Financial
Instruments†	413,434	—	—	413,434

34

	Level 1—	Level 2—Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Liabilities ($)
Other Financial
Instruments†	(50,313)	(4,080)	—	(54,393)

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases,sales,issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended January 31, 2010, The Bank of New York Mellon earned $4,806 from lending portfolio securities, pursuant to the securities lending agreement.

36

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended July 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $88,947,509 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to July 31, 2009. If not applied, $4,403,293 of the carryover expires in fiscal 2010, $21,420,716 expires in fiscal 2011, $7,815,155 expires in fiscal 2012, $29,412,542 expires in fiscal 2013, $8,634,655 expires in fiscal 2014, $7,342,005 expires in fiscal 2015, $4,178,299 expires in fiscal 2016 and $5,740,844 expires in fiscal 2017.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2009 was as follows: ordinary income $8,561,150. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended January 31, 2010, the Distributor retained $2,212 from CDSCs on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares. During the period ended January 31, 2010, Class B shares were charged $5,735, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class B, Class D and Class P shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B and Class P shares and .20% of the

38

value of the average daily net assets of Class D shares, for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B, Class D and Class P shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2010, Class B, Class D and Class P shares were charged, $2,867, $221,035 and $1,765, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended January 31, 2010, the fund was charged $80,330 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended January 31, 2010, the fund was charged $7,735 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2010, the fund was charged $13,980 pursuant to the custody agreement.

During the period ended January 31, 2010, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $99,343, Rule 12b-1 distribution plan fees $962, shareholder services plan fees $39,835, custodian fees $6,160, chief compliance officer fees $5,568 and transfer agency per account fees $25,250.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures and options transactions during the period ended January 31, 2010, amounted to $154,235,182 and $118,734,220, respectively.

The fund may invest in shares of certain affiliated investment companies also advised or managed by the adviser. Investments in affiliated investment companies for the period ended January 31, 2010 were as follows:

Affiliated
Investment	Value			Value	% of Net
Company	7/31/2009 ($)	Purchase ($)	Sales ($)	1/31/2010 ($)	Assets
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	13,802,000	58,407,000	66,413,000	5,796,000	2.5
Dreyfus
Institutional
Cash
Advantage
Plus Fund	26,818,552	62,212,366	85,284,338	3,746,580	1.6
Total	40,620,552	120,619,366	151,697,338	9,542,580	4.1

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.

40

The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at January 31, 2010 are set forth in the Statement of Financial Futures.

Options: A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.The fund purchases and writes (sells) put and call options primarily to hedge against changes in security prices, securities that the fund intends to purchase, or against fluctuations in value caused by changes in prevailing market interest rates or other market conditions.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain,to the extent of the premium,if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

42

The following summarizes the fund’s call/put options written for the period ended January 31, 2010:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain/Loss ($)
Contracts outstanding
July 31, 2009	20,436,000	251,474
Contracts written	104,974,000	603,890
Contracts terminated:
Contracts closed	46,438,000	442,699	469,089	(26,390)
Contracts expired	36,438,000	334,420	—	334,420
Total contracts
terminated	82,876,000	777,119	469,089	308,030
Contracts Outstanding
January 31, 2010	42,534,000	78,245

At January 31, 2010, accumulated net unrealized appreciation on investments was $4,786,366, consisting of $7,715,682 gross unrealized appreciation and $2,929,316 gross unrealized depreciation.

At January 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 43

NOTES

For More Information

Dreyfus
Short Term Income Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class B: DSHBX Class D: DSTIX Class P: DSHPX

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2010 MBSC Securities Corporation
0083SA0110

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	Tuesday, March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	Tuesday, March 23, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	Tuesday, March 23, 2010

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)